UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2019 through February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 29, 2020

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

LETTER TO SHAREHOLDERS

April 3, 2020 (Unaudited)

Dear Shareholders,

Amid the unprecedented global response to the COVID-19 pandemic, all of us at J.P. Morgan Asset Management sincerely hope that you and your loved ones are safe and healthy. We continue to closely monitor the situation globally and implement protocols and processes based on recommendations from relevant authorities aimed at protecting our clients, shareholders, employees, businesses and the broader public health.

“Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.”
— Andrea L. Lisher

We want to assure you that J.P. Morgan Asset Management is deeply committed to protecting and serving our clients and shareholders through this crisis. We regularly plan and exercise against various events and coordinate closely with regulators, vendors and industry parties, among others, striving for seamless and consistent execution. Throughout each year, we test our resiliency capabilities and core functions. Past events, such as hurricanes or other emergencies, have helped to prepare us for rare events, including multi-day outages. Our technology teams and systems employ distributed operating models and our client services have extensive capabilities through multiple global call centers and digital channels.

Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your assets. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Overall, interest rates declined during the reporting period amid slowing but still positive growth in the U.S. economy. Financial markets largely rallied in the first months of the reporting period, but investor concerns about slowing global economic growth and an increase in U.S.-China trade tensions drove an increase in market volatility and weighed down asset prices toward the middle of the period.

Amid market volatility, investors flocked to longer-dated U.S. Treasury bonds in August, which drove the yields on the 30-year U.S. Treasury bond below 2% for the first time. More notably, yields on 10-year U.S. Treasury bonds fell below yields on two-year U.S. Treasury bonds for the first time since 2007.

By late 2019 and into early 2020, financial markets strengthened on the back of positive developments in U.S.-China trade negotiations. However, in the final weeks of the reporting period those trade concerns were replaced by investor worries about the impact of COVID-19. Global bond and equity markets experienced sharp declines in late February 2020.

U.S. Treasury bonds generally benefitted as investors sought a perceived safe haven amid volatile markets. By the end of the reporting period, demand for 10-year Treasury bonds had pushed their yield to a record low 1.1%. For the twelve months ended February 29, 2020, the Bloomberg Barclays US Aggregate Index returned 11.68%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	12.32%
Bloomberg Barclays U.S. Aggregate Index	11.68%

Net Assets as of 2/29/2020 (In Thousands)	$2,059,714
Duration as of 2/29/2020	6.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance as interest rates fell during the period. Generally, bonds with longer duration will experience a greater increase in price when interest rates decline, compared with shorter duration bonds. The Fund’s underweight allocation to U.S. Treasury bonds, which underperformed other sectors of the bond market, also contributed to relative performance. The Fund’s security selection in corporate bonds and its allocation to securitized credit, which outperformed other sectors of the bond market during the period, also contributed to relative performance.

The Fund’s overweight allocation to agency commercial mortgage-backed securities and its small allocation to U.S. Treasury Inflation Protected Securities detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	26.0%
Corporate Bonds	22.2
Mortgage-Backed Securities	17.3
Collateralized Mortgage Obligations	13.5
Asset-Backed Securities	12.4
Commercial Mortgage-Backed Securities	3.9
Others (each less than 1.0%)	1.8
Short-Term Investments	2.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	12.32%	4.16%	4.67%

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg Barclays U.S. Aggregate Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	8.79%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	8.81%

Net Assets as of 2/29/2020 (In Thousands)	$140,002
Duration as of 2/29/2020	3.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund underperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration detracted from performance as interest rates fell during the period. Generally, bonds of shorter duration will experience a smaller increase in price when interest rates fall compared with longer duration bonds. The Fund’s underweight allocation to corporate bonds, which outperformed other sectors of the bond market during the period, also detracted from relative performance.

The Fund’s underweight allocation to U.S. Treasury bonds contributed to performance as Treasury bonds underperformed other sectors of the bond market during the period. The Fund’s out-of-Benchmark allocation to agency mortgage-backed securities, especially agency residential mortgage-backed securities also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	28.1%
Corporate Bonds	27.2
Collateralized Mortgage Obligations	16.1
Mortgage-Backed Securities	11.4
Asset-Backed Securities	9.5
Commercial Mortgage-Backed Securities	5.6
Others (each less than 1.0%)	0.4
Short-Term Investments	1.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	8.79%	3.37%	3.80%

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Barclays Intermediate U.S. Government/Credit Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.1%

U.S. Treasury Bonds

4.38%, 2/15/2038	447	660

3.88%, 8/15/2040	235	333

2.75%, 8/15/2042	5,900	7,167

2.88%, 5/15/2043	19,710	24,443

3.63%, 8/15/2043	22,214	30,880

3.75%, 11/15/2043	10,188	14,438

3.63%, 2/15/2044	17,780	24,781

2.50%, 2/15/2045	25,900	30,266

2.88%, 8/15/2045	2,300	2,872

2.25%, 8/15/2046	11,193	12,560

3.13%, 5/15/2048	3,757	4,991

2.25%, 8/15/2049	5,365	6,098

2.38%, 11/15/2049	1,290	1,506

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	300	426

3.63%, 4/15/2028	799	1,669

2.50%, 1/15/2029	300	447

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	2,453	2,804

U.S. Treasury Notes

1.50%, 5/15/2020	15,000	15,001

2.38%, 12/31/2020	880	889

2.63%, 5/15/2021	1,006	1,025

3.13%, 5/15/2021	2,250	2,306

2.13%, 8/15/2021	13,000	13,213

1.13%, 9/30/2021	6,240	6,255

1.25%, 10/31/2021	20,000	20,097

2.00%, 10/31/2021	1,100	1,119

1.88%, 11/30/2021	5,100	5,183

1.75%, 2/28/2022	12,700	12,910

1.75%, 7/15/2022	5,000	5,101

1.63%, 8/31/2022	3,000	3,055

2.00%, 10/31/2022	1,650	1,698

1.50%, 2/28/2023	3,000	3,054

1.75%, 5/15/2023	2,221	2,281

2.50%, 5/15/2024	8,840	9,416

1.88%, 8/31/2024	569	593

2.25%, 11/15/2024	400	424

1.75%, 12/31/2024	13,555	14,082

2.88%, 4/30/2025	1,212	1,330

1.75%, 12/31/2026	10,154	10,627

2.88%, 5/15/2028	1,198	1,366

U.S. Treasury STRIPS Bonds

2.71%, 5/15/2020 (a)	1,535	1,531

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.46%, 2/15/2021 (a)	14,685	14,538

2.05%, 5/15/2021 (a)	20,675	20,431

3.86%, 8/15/2021 (a)	6,100	6,015

3.35%, 11/15/2021 (a)	11,340	11,156

2.93%, 2/15/2022 (a)	15,768	15,474

2.53%, 5/15/2022 (a)	18,545	18,163

3.14%, 8/15/2022 (a)	1,905	1,862

2.83%, 11/15/2022 (a)	14,400	14,048

3.58%, 2/15/2023 (a)	38,462	37,444

3.13%, 5/15/2023 (a)	14,070	13,649

2.39%, 8/15/2023 (a)	13,900	13,455

2.51%, 11/15/2023 (a)	4,845	4,673

1.84%, 2/15/2024 (a)	11,355	10,925

1.70%, 8/15/2024 (a)	20,600	19,709

7.13%, 5/15/2026 (a)	1,500	1,403

3.61%, 8/15/2026 (a)	1,592	1,485

4.37%, 5/15/2027 (a)	6,550	6,035

4.12%, 2/15/2033 (a)	5,500	4,566

5.65%, 5/15/2033 (a)	10,500	8,677

6.45%, 8/15/2033 (a)	3,050	2,508

4.05%, 2/15/2034 (a)	9,500	7,740

4.84%, 5/15/2034 (a)	3,600	2,917

4.05%, 8/15/2034 (a)	1,650	1,330

2.37%, 11/15/2041 (a)	500	346

Total U.S. Treasury Obligations (Cost $489,293)		537,446

Corporate Bonds — 22.2%

Aerospace & Defense — 0.4%

Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	581

Airbus SE (France) 3.95%, 4/10/2047 (b)	150	186

Boeing Co. (The) 3.95%, 8/1/2059	775	848

L3Harris Technologies, Inc. 3.83%, 4/27/2025	850	936

Northrop Grumman Corp. 3.25%, 1/15/2028	200	217

Precision Castparts Corp. 3.25%, 6/15/2025	897	962

Rockwell Collins, Inc.

3.20%, 3/15/2024	350	372

4.35%, 4/15/2047	199	256

United Technologies Corp.

4.50%, 6/1/2042	2,799	3,565

4.15%, 5/15/2045	543	659

		8,582

Airlines — 0.0% (c)

Continental Airlines Pass-Through Trust

Series 2012-2, Class A Shares, 4.00%, 10/29/2024	148	160

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Automobiles — 0.0% (c)

Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (b)	305	305

Banks — 4.5%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,353

AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,268

ANZ New Zealand Int’l Ltd. (New Zealand)

2.85%, 8/6/2020 (b)	402	404

2.55%, 2/13/2030 (b)	1,245	1,278

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (b)	905	959

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	263	298

Banco Santander SA (Spain) 3.13%, 2/23/2023	400	415

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	603

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,905

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,810

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	576

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	552

3.25%, 10/21/2027	1,189	1,277

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,861

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,975	5,376

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (d)	1,000	1,171

(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (d)	1,000	1,281

Banque Federative du Credit Mutuel SA (France)

3.75%, 7/20/2023 (b)	540	580

2.38%, 11/21/2024 (b)	813	837

Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,000	1,061

BNP Paribas SA (France)

3.50%, 3/1/2023 (b)	290	305

3.38%, 1/9/2025 (b)	425	453

(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (d)	1,065	1,092

BNZ International Funding Ltd. (New Zealand)

2.10%, 9/14/2021 (b)	450	455

2.65%, 11/3/2022 (b)	632	653

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Capital One Bank USA NA 3.38%, 2/15/2023	300	314

Citigroup, Inc.

3.88%, 3/26/2025	500	541

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	355	376

4.40%, 6/10/2025	865	962

3.40%, 5/1/2026	1,000	1,081

4.30%, 11/20/2026	1,200	1,328

6.63%, 1/15/2028	250	326

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	1,573	1,723

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	1,000	1,132

8.13%, 7/15/2039	223	387

4.65%, 7/23/2048	1,021	1,352

Citizens Bank NA 3.70%, 3/29/2023	720	767

Commonwealth Bank of Australia (Australia)

3.45%, 3/16/2023 (b)	600	637

4.50%, 12/9/2025 (b)	832	935

2.85%, 5/18/2026 (b)	600	636

3.74%, 9/12/2039 (b)	711	765

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	783	869

3.75%, 7/21/2026	945	1,025

5.80%, 9/30/2110 (b)	500	874

Credit Agricole SA (France)

3.75%, 4/24/2023 (b)	500	530

4.38%, 3/17/2025 (b)	1,250	1,365

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

2.75%, 3/26/2020	250	250

3.80%, 6/9/2023	800	850

3.75%, 3/26/2025	340	368

Discover Bank

3.35%, 2/6/2023	343	360

4.25%, 3/13/2026	1,205	1,353

Fifth Third Bancorp 3.95%, 3/14/2028	500	572

HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	591

HSBC Holdings plc (United Kingdom)

4.00%, 3/30/2022	552	577

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	991	1,022

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	1,054	1,122

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

4.25%, 8/18/2025	939	1,017

3.90%, 5/25/2026	200	219

KeyBank NA 3.18%, 5/22/2022	729	754

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	612	627

4.58%, 12/10/2025	400	437

4.38%, 3/22/2028	475	532

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.95%, 3/1/2021	243	246

3.41%, 3/7/2024	1,260	1,338

3.75%, 7/18/2039	760	887

Mizuho Financial Group, Inc. (Japan)

2.63%, 4/12/2021 (b)	742	751

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	875	882

(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (d)	720	749

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	800	870

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	1,025	1,120

NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	1,025	1,075

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (b)	945	1,009

Royal Bank of Canada (Canada)

3.70%, 10/5/2023	1,000	1,074

4.65%, 1/27/2026	337	390

Royal Bank of Scotland Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	480	517

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	338

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (d)	900	936

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	640	730

Santander UK Group Holdings plc (United Kingdom)

3.13%, 1/8/2021	452	458

3.57%, 1/10/2023	200	206

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Societe Generale SA (France)

3.88%, 3/28/2024 (b)	815	874

3.00%, 1/22/2030 (b)	2,008	2,040

Standard Chartered plc (United Kingdom)

5.20%, 1/26/2024 (b)	700	767

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	420

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (d)	570	581

(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (d)	550	616

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	223

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 10/18/2022	542	559

3.10%, 1/17/2023	689	719

4.44%, 4/2/2024 (b)	500	543

2.63%, 7/14/2026	872	901

3.04%, 7/16/2029	1,315	1,400

Truist Bank 3.30%, 5/15/2026	400	432

Truist Financial Corp.

2.90%, 3/3/2021	253	256

4.00%, 5/1/2025	265	293

US Bancorp 7.50%, 6/1/2026	1,277	1,680

Wells Fargo & Co.

3.50%, 3/8/2022	850	883

3.07%, 1/24/2023	500	514

4.48%, 1/16/2024	702	769

3.75%, 1/24/2024	675	726

3.30%, 9/9/2024	1,000	1,069

3.00%, 4/22/2026	993	1,052

4.10%, 6/3/2026	637	703

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	1,395	1,488

4.65%, 11/4/2044	1,180	1,436

4.40%, 6/14/2046	300	354

4.75%, 12/7/2046	325	408

Westpac Banking Corp. (Australia)

2.85%, 5/13/2026	690	728

4.42%, 7/24/2039 (e)	580	678

		93,087

Beverages — 0.6%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	3,945	4,699

4.90%, 2/1/2046	2,235	2,762

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	84

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	441	521

4.44%, 10/6/2048	780	910

Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	790	832

Constellation Brands, Inc.

4.40%, 11/15/2025	325	367

5.25%, 11/15/2048	220	288

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	294

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	500	526

4.42%, 5/25/2025	149	167

3.43%, 6/15/2027	250	267

4.99%, 5/25/2038	215	259

		11,976

Biotechnology — 0.3%

AbbVie, Inc.

3.20%, 11/21/2029 (b)	1,832	1,932

4.05%, 11/21/2039 (b)	1,809	1,998

4.40%, 11/6/2042	790	910

4.45%, 5/14/2046	190	219

Baxalta, Inc.

3.60%, 6/23/2022	149	155

5.25%, 6/23/2045	50	70

		5,284

Building Products — 0.0% (c)

Masco Corp. 6.50%, 8/15/2032	600	789

Capital Markets — 2.2%

Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	270

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	525

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	337	373

4.85%, 3/29/2029	411	487

4.70%, 9/20/2047	427	528

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	432

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (b)	729	754

(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	250	255

4.28%, 1/9/2028 (b)	1,162	1,291

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	1,000	1,032

3.30%, 11/16/2022	1,000	1,026

FMR LLC 6.45%, 11/15/2039 (b)	500	765

Goldman Sachs Group, Inc. (The)

5.38%, 3/15/2020	1,786	1,788

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	505	515

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	506

3.50%, 1/23/2025	557	596

3.75%, 5/22/2025	1,984	2,147

4.25%, 10/21/2025	1,415	1,546

3.50%, 11/16/2026	469	504

3.85%, 1/26/2027	830	912

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	2,288

6.75%, 10/1/2037	685	982

4.80%, 7/8/2044	685	876

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	948

Invesco Finance plc

4.00%, 1/30/2024	657	719

3.75%, 1/15/2026	390	434

Jefferies Group LLC 6.45%, 6/8/2027	749	903

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	1,000	1,099

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (b)	1,650	1,715

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	769

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	841

Morgan Stanley

5.50%, 7/24/2020	475	482

5.50%, 7/28/2021	559	589

3.75%, 2/25/2023	3,429	3,649

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	1,765	1,875

4.00%, 7/23/2025	2,873	3,190

3.88%, 1/27/2026	946	1,046

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	1,265	1,541

4.30%, 1/27/2045	485	596

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Nomura Holdings, Inc. (Japan) 2.65%, 1/16/2025	1,094	1,124

S&P Global, Inc. 3.25%, 12/1/2049	960	1,062

State Street Corp. 3.10%, 5/15/2023	369	387

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (b)	269	280

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	205

4.13%, 9/24/2025 (b)	300	334

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (d)	965	1,023

		45,209

Chemicals — 0.2%

Albemarle Corp. 5.45%, 12/1/2044	150	190

DuPont de Nemours, Inc. 5.32%, 11/15/2038	215	261

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028	300	344

5.00%, 9/26/2048	365	430

Nutrien Ltd. (Canada)

4.20%, 4/1/2029	175	199

4.13%, 3/15/2035	455	506

5.00%, 4/1/2049	230	286

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	405

Union Carbide Corp. 7.75%, 10/1/2096	850	1,294

		3,915

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (b)	417	460

5.13%, 5/18/2045 (b)	893	1,148

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	828

		2,436

Consumer Finance — 0.4%

AerCap Ireland Capital DAC (Ireland)

3.30%, 1/23/2023	390	403

3.50%, 1/15/2025	600	626

Avolon Holdings Funding Ltd. (Ireland) 4.38%, 5/1/2026 (b)	820	873

Capital One Financial Corp.

3.20%, 2/5/2025	1,069	1,131

4.20%, 10/29/2025	250	271

General Motors Financial Co., Inc.

3.45%, 4/10/2022	1,091	1,119

3.70%, 5/9/2023	1,230	1,278

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

3.95%, 4/13/2024	1,400	1,477

3.50%, 11/7/2024	640	664

4.35%, 4/9/2025	540	578

4.30%, 7/13/2025	550	583

		9,003

Containers & Packaging — 0.1%

Packaging Corp. of America 4.05%, 12/15/2049	845	945

WRKCo, Inc.

3.75%, 3/15/2025	400	433

3.90%, 6/1/2028	170	187

		1,565

Diversified Consumer Services — 0.1%

Pepperdine University Series 2020, 3.30%, 12/1/2059	600	692

President & Fellows of Harvard College 3.30%, 7/15/2056	643	774

University of Southern California Series A, 3.23%, 10/1/2120	570	639

		2,105

Diversified Financial Services — 0.6%

CK Hutchison International Ltd. (United Kingdom) 3.63%, 4/11/2029 (b)	1,215	1,359

GE Capital International Funding Co. Unlimited Co.

2.34%, 11/15/2020	930	933

4.42%, 11/15/2035	3,583	4,091

GTP Acquisition Partners I LLC

2.35%, 6/15/2020 (b)	1,236	1,241

3.48%, 6/16/2025 (b)	1,436	1,533

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	539	561

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (b)	606	618

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	323

ORIX Corp. (Japan) 2.90%, 7/18/2022	553	569

Siemens Financieringsmaatschappij NV (Germany)

2.90%, 5/27/2022 (b)	634	657

3.13%, 3/16/2024 (b)	750	798

4.40%, 5/27/2045 (b)	513	645

		13,328

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — 0.8%

AT&T, Inc.

3.95%, 1/15/2025	1,126	1,226

3.60%, 7/15/2025	500	538

4.30%, 2/15/2030	826	946

6.00%, 8/15/2040	2,000	2,680

5.38%, 10/15/2041	313	389

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	685	725

Deutsche Telekom International Finance BV (Germany)

3.60%, 1/19/2027 (b)	175	191

4.88%, 3/6/2042 (b)	232	298

Qwest Corp. 6.75%, 12/1/2021	741	784

Telefonica Emisiones SA (Spain)

5.13%, 4/27/2020	526	528

5.46%, 2/16/2021	316	327

Verizon Communications, Inc.

2.63%, 8/15/2026	306	322

4.33%, 9/21/2028	962	1,129

4.40%, 11/1/2034	1,895	2,301

4.27%, 1/15/2036	1,445	1,730

5.25%, 3/16/2037	457	607

4.86%, 8/21/2046	396	527

4.67%, 3/15/2055	400	531

		15,779

Electric Utilities — 1.6%

Alabama Power Co. 6.13%, 5/15/2038	239	343

Arizona Public Service Co. 5.05%, 9/1/2041	200	264

Baltimore Gas & Electric Co. 3.50%, 8/15/2046	376	412

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,338

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	831	857

Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	158

Duke Energy Corp. 3.40%, 6/15/2029	1,098	1,206

Duke Energy Progress LLC

4.10%, 5/15/2042	273	323

4.10%, 3/15/2043	125	147

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	792

Edison International

3.55%, 11/15/2024	1,591	1,688

5.75%, 6/15/2027	400	473

4.13%, 3/15/2028	285	311

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	822

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (b)	265	298

3.63%, 5/25/2027 (b)	740	796

Entergy Arkansas LLC 3.50%, 4/1/2026	175	193

Entergy Corp. 2.95%, 9/1/2026	336	354

Entergy Louisiana LLC 3.05%, 6/1/2031	629	690

Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,927

Evergy, Inc. 2.90%, 9/15/2029	985	1,016

FirstEnergy Corp.

2.65%, 3/1/2030	1,095	1,118

Series C, 4.85%, 7/15/2047	289	363

Series C, 3.40%, 3/1/2050	1,040	1,049

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	301

Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	530

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	1,000	1,131

Series IO, 8.05%, 7/7/2024	350	449

ITC Holdings Corp. 2.70%, 11/15/2022	900	928

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	630

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	736	947

Korea Southern Power Co. Ltd. (South Korea)

3.00%, 1/29/2021 (b)	228	231

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	359

Nevada Power Co.

Series N, 6.65%, 4/1/2036	100	149

5.45%, 5/15/2041	305	420

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	493	531

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	143

Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	161

Pepco Holdings LLC 7.45%, 8/15/2032	316	433

Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,617

PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	210

Progress Energy, Inc.

3.15%, 4/1/2022	673	691

7.00%, 10/30/2031	300	437

Public Service Co. of Colorado 3.55%, 6/15/2046	214	235

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,724

Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	440

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	400	447

Series 08-A, 5.95%, 2/1/2038	200	284

4.05%, 3/15/2042	552	631

Southwestern Public Service Co. 4.50%, 8/15/2041	200	256

Toledo Edison Co. (The) 6.15%, 5/15/2037	300	438

		33,691

Electrical Equipment — 0.0% (c)

Eaton Corp.

7.63%, 4/1/2024	300	354

4.00%, 11/2/2032	170	206

		560

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	190	201

3.25%, 9/8/2024	219	228

3.88%, 1/12/2028	442	466

Corning, Inc. 3.90%, 11/15/2049	1,043	1,101

		1,996

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	360

Halliburton Co. 4.75%, 8/1/2043	540	583

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (b)	13	15

3.90%, 5/17/2028 (b)	1,126	1,213

		2,171

Entertainment — 0.1%

NBCUniversal Media LLC 5.95%, 4/1/2041	800	1,165

Walt Disney Co. (The)

8.88%, 4/26/2023	430	523

6.20%, 12/15/2034	100	148

		1,836

Equity Real Estate Investment Trusts (REITs) — 1.0%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	135	149

4.00%, 2/1/2050	653	789

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	555

American Tower Corp.

5.00%, 2/15/2024	974	1,092

3.38%, 10/15/2026	312	336

2.90%, 1/15/2030	350	363

3.70%, 10/15/2049	935	1,000

American Tower Trust #1 3.07%, 3/15/2023 (b)	750	774

Boston Properties LP

3.20%, 1/15/2025	532	568

3.65%, 2/1/2026	483	528

Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	433

Crown Castle International Corp. 4.00%, 3/1/2027	264	292

Digital Realty Trust LP 3.70%, 8/15/2027	252	277

Duke Realty LP 3.25%, 6/30/2026	239	258

Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	1,604	1,677

Healthpeak Properties, Inc.

4.20%, 3/1/2024	230	251

3.88%, 8/15/2024	794	864

3.40%, 2/1/2025	265	285

3.50%, 7/15/2029	772	849

Life Storage LP 4.00%, 6/15/2029	859	960

National Retail Properties, Inc.

4.00%, 11/15/2025	783	869

4.30%, 10/15/2028	620	719

Office Properties Income Trust 4.00%, 7/15/2022	784	813

Realty Income Corp. 4.65%, 3/15/2047	556	751

Regency Centers LP 2.95%, 9/15/2029	745	790

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	449

SITE Centers Corp. 4.70%, 6/1/2027	330	371

UDR, Inc.

2.95%, 9/1/2026	382	407

3.00%, 8/15/2031	305	319

Ventas Realty LP

3.50%, 2/1/2025	242	259

4.13%, 1/15/2026	406	451

3.85%, 4/1/2027	554	609

Welltower, Inc.

2.70%, 2/15/2027	414	430

3.10%, 1/15/2030	670	715

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

6.50%, 3/15/2041	350	519

WP Carey, Inc. 4.25%, 10/1/2026	350	394

		21,165

Food & Staples Retailing — 0.1%

Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (b)	810	803

CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	654	745

		1,548

Food Products — 0.2%

Campbell Soup Co. 4.80%, 3/15/2048	335	409

Cargill, Inc.

3.30%, 3/1/2022 (b)	600	620

3.25%, 3/1/2023 (b)	115	121

Conagra Brands, Inc. 5.30%, 11/1/2038	220	267

General Mills, Inc.

4.00%, 4/17/2025	490	542

4.15%, 2/15/2043	450	510

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	172

Tyson Foods, Inc.

4.88%, 8/15/2034	300	372

5.15%, 8/15/2044	210	270

		3,283

Gas Utilities — 0.3%

Atmos Energy Corp.

4.15%, 1/15/2043	828	970

4.13%, 10/15/2044	125	149

Boston Gas Co. 4.49%, 2/15/2042 (b)	308	383

Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	543

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	340

Dominion Energy Gas Holdings LLC

2.80%, 11/15/2020	382	384

Series C, 3.90%, 11/15/2049	807	877

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	657

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	351	517

4.80%, 3/15/2047 (b)	367	443

		5,263

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 4.90%, 11/30/2046	1,185	1,645

Becton Dickinson and Co. 4.67%, 6/6/2047	600	760

Boston Scientific Corp. 3.75%, 3/1/2026	530	583

Covidien International Finance SA 2.95%, 6/15/2023	399	416

DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,081

		4,485

Health Care Providers & Services — 0.6%

Aetna, Inc. 6.75%, 12/15/2037	440	627

Anthem, Inc.

4.63%, 5/15/2042	500	579

4.65%, 1/15/2043	535	627

4.65%, 8/15/2044	100	117

Cigna Corp. 4.50%, 2/25/2026 (b)	300	339

CVS Health Corp.

4.30%, 3/25/2028	779	872

3.25%, 8/15/2029	895	939

5.05%, 3/25/2048	2,382	2,931

HCA, Inc.

5.25%, 6/15/2026	850	972

5.13%, 6/15/2039	725	844

Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	293

Memorial Health Services 3.45%, 11/1/2049	1,340	1,515

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	268

Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	164

Texas Health Resources 4.33%, 11/15/2055	300	396

UnitedHealth Group, Inc.

4.63%, 7/15/2035	400	499

3.50%, 8/15/2039	815	895

		12,877

Hotels, Restaurants & Leisure — 0.0% (c)

McDonald’s Corp. 4.70%, 12/9/2035	700	881

Household Products — 0.0% (c)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	714

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC 5.75%, 10/1/2041	235	279

NRG Energy, Inc. 4.45%, 6/15/2029 (b)	615	664

Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	492

		1,435

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Industrial Conglomerates — 0.1%

General Electric Co.

5.30%, 2/11/2021	191	196

2.70%, 10/9/2022	107	109

3.10%, 1/9/2023	573	595

5.55%, 1/5/2026	1,114	1,299

5.88%, 1/14/2038	95	122

Roper Technologies, Inc. 3.00%, 12/15/2020	192	194

		2,515

Insurance — 1.2%

AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (b)	445	494

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	760

American International Group, Inc. 3.88%, 1/15/2035	605	690

Assurant, Inc. 4.20%, 9/27/2023	660	710

Athene Global Funding

2.75%, 4/20/2020 (b)	1,055	1,056

2.95%, 11/12/2026 (b)	2,800	2,949

Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,248

CNA Financial Corp. 3.95%, 5/15/2024	463	502

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	559

Guardian Life Insurance Co. of America (The)

4.85%, 1/24/2077 (b)	208	283

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	900	1,145

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	490

Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	675	728

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (b)	408	480

3.95%, 10/15/2050 (b)	900	992

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	129

Lincoln National Corp.

4.20%, 3/15/2022	598	631

3.05%, 1/15/2030	650	685

Markel Corp. 3.50%, 11/1/2027	200	218

Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (b)	523	561

MassMutual Global Funding II 2.50%, 10/17/2022 (b)	626	646

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

MetLife, Inc. 4.88%, 11/13/2043	600	802

Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	1,277	1,346

OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	534

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	266	298

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	360	371

Prudential Financial, Inc. 3.91%, 12/7/2047	300	340

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,283

Reliance Standard Life Global Funding II

3.85%, 9/19/2023 (b)	390	421

2.75%, 1/21/2027 (b)	710	741

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	600	679

Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	493

		24,264

IT Services — 0.3%

DXC Technology Co. 4.25%, 4/15/2024	478	512

Fiserv, Inc.

3.20%, 7/1/2026	395	422

4.40%, 7/1/2049	375	445

Global Payments, Inc. 4.15%, 8/15/2049	795	914

International Business Machines Corp. 3.30%, 5/15/2026	1,530	1,672

Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,145

		5,110

Life Sciences Tools & Services — 0.0% (c)

Thermo Fisher Scientific, Inc.

3.00%, 4/15/2023	369	385

4.15%, 2/1/2024	343	374

		759

Machinery — 0.1%

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	495

Otis Worldwide Corp. 2.57%, 2/15/2030 (b)	1,430	1,469

Parker-Hannifin Corp. 4.45%, 11/21/2044	592	728

Xylem, Inc. 3.25%, 11/1/2026	197	214

		2,906

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — 0.7%

Charter Communications Operating LLC

6.38%, 10/23/2035	528	696

4.80%, 3/1/2050	1,475	1,588

Comcast Corp.

3.95%, 10/15/2025	696	779

3.15%, 3/1/2026	740	798

3.55%, 5/1/2028	443	493

4.20%, 8/15/2034	555	670

4.60%, 10/15/2038	845	1,064

3.25%, 11/1/2039	715	773

3.45%, 2/1/2050	918	1,013

4.95%, 10/15/2058	620	847

Cox Communications, Inc. 4.60%, 8/15/2047 (b)	275	322

Discovery Communications LLC 6.35%, 6/1/2040	569	756

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	221	249

6.13%, 1/31/2046	200	269

Time Warner Cable LLC

6.55%, 5/1/2037	400	521

5.50%, 9/1/2041	359	420

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,018

ViacomCBS, Inc.

4.00%, 1/15/2026	792	868

4.85%, 7/1/2042	140	159

4.38%, 3/15/2043	464	499

		13,802

Metals & Mining — 0.1%

Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	500	547

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	421

Steel Dynamics, Inc. 3.45%, 4/15/2030	909	954

		1,922

Multiline Retail — 0.0% (c)

Dollar General Corp. 4.13%, 5/1/2028	235	270

Multi-Utilities — 0.4%

CMS Energy Corp.

3.88%, 3/1/2024	400	434

3.00%, 5/15/2026	475	504

Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	596	836

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued

Delmarva Power & Light Co. 4.00%, 6/1/2042	235	272

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	331	338

Series F, 5.25%, 8/1/2033	920	1,157

NiSource, Inc.

3.85%, 2/15/2023	370	389

5.80%, 2/1/2042	1,256	1,658

San Diego Gas & Electric Co.

6.00%, 6/1/2026	275	337

3.95%, 11/15/2041	379	422

Sempra Energy 4.05%, 12/1/2023	1,013	1,098

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	563	576

3.25%, 6/15/2026	254	275

		8,296

Oil, Gas & Consumable Fuels — 2.0%

Apache Corp.

3.25%, 4/15/2022	56	57

4.75%, 4/15/2043	556	526

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	813

Boardwalk Pipelines LP 4.80%, 5/3/2029	410	436

BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	490

Buckeye Partners LP 5.85%, 11/15/2043	770	708

Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	1,054

Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	350	469

CNOOC Finance 2015 Australia Pty. Ltd. (China)

2.63%, 5/5/2020	1,852	1,855

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	226	250

4.13%, 1/16/2025	533	556

Enable Midstream Partners LP

4.95%, 5/15/2028	325	324

4.15%, 9/15/2029	594	562

Enbridge, Inc. (Canada)

3.70%, 7/15/2027	215	233

4.50%, 6/10/2044	350	405

(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	420

Energy Transfer Operating LP

4.75%, 1/15/2026	321	354

6.25%, 4/15/2049	800	922

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	1,192

Enterprise Products Operating LLC

3.90%, 2/15/2024	475	511

3.70%, 2/15/2026	506	551

4.20%, 1/31/2050	530	563

3.70%, 1/31/2051	770	767

3.95%, 1/31/2060	490	480

EQM Midstream Partners LP 4.00%, 8/1/2024	700	612

Exxon Mobil Corp. 3.00%, 8/16/2039	895	936

Hess Corp. 6.00%, 1/15/2040	510	571

Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,216

Magellan Midstream Partners LP

3.20%, 3/15/2025	353	371

5.15%, 10/15/2043	600	735

Marathon Petroleum Corp. 3.63%, 9/15/2024	200	214

MPLX LP

5.25%, 1/15/2025 (b)	268	282

4.13%, 3/1/2027	259	278

4.50%, 4/15/2038	338	342

5.20%, 3/1/2047	323	340

4.70%, 4/15/2048	65	68

5.50%, 2/15/2049	585	657

Noble Energy, Inc. 6.00%, 3/1/2041	999	1,141

Occidental Petroleum Corp.

6.95%, 7/1/2024	200	235

3.50%, 8/15/2029	1,210	1,221

7.88%, 9/15/2031	700	916

4.30%, 8/15/2039	670	643

ONEOK Partners LP

3.38%, 10/1/2022	151	156

5.00%, 9/15/2023	334	367

6.65%, 10/1/2036	350	453

ONEOK, Inc.

3.40%, 9/1/2029	615	636

5.20%, 7/15/2048	850	966

Ovintiv, Inc. 7.38%, 11/1/2031	760	923

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	250	272

5.35%, 2/12/2028	282	275

6.50%, 1/23/2029	350	360

6.84%, 1/23/2030 (b)	402	420

6.63%, 6/15/2035	250	250

6.75%, 9/21/2047	313	300

6.35%, 2/12/2048	869	804

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

7.69%, 1/23/2050 (b)	768	802

Phillips 66 Partners LP 3.15%, 12/15/2029	985	988

Plains All American Pipeline LP 4.70%, 6/15/2044	610	558

Spectra Energy Partners LP 5.95%, 9/25/2043	452	573

Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,744

Sunoco Logistics Partners Operations LP

3.90%, 7/15/2026	244	258

6.10%, 2/15/2042	400	452

5.30%, 4/1/2044	170	178

TC PipeLines LP 3.90%, 5/25/2027	391	417

Texas Eastern Transmission LP

2.80%, 10/15/2022 (b)	554	566

3.50%, 1/15/2028 (b)	90	95

Total Capital International SA (France) 3.46%, 7/12/2049	815	892

TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	394	447

Valero Energy Corp. 7.50%, 4/15/2032	175	243

Williams Cos., Inc. (The)

3.90%, 1/15/2025	512	550

4.85%, 3/1/2048	409	431

		40,652

Pharmaceuticals — 0.6%

Allergan Finance LLC 4.63%, 10/1/2042	480	542

Allergan Funding SCS

3.45%, 3/15/2022	937	971

3.85%, 6/15/2024	443	480

Allergan, Inc.

3.38%, 9/15/2020	453	458

2.80%, 3/15/2023	525	541

AstraZeneca plc (United Kingdom)

6.45%, 9/15/2037	300	444

4.00%, 9/18/2042	240	286

Bristol-Myers Squibb Co.

3.20%, 6/15/2026 (b)	810	884

4.13%, 6/15/2039 (b)	545	663

5.70%, 10/15/2040 (b)	633	884

5.00%, 8/15/2045 (b)	975	1,329

Mylan NV 3.95%, 6/15/2026	300	326

Pfizer, Inc. 3.90%, 3/15/2039	950	1,127

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,837

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028	895	1,090

		11,862

Road & Rail — 0.3%

Burlington Northern Santa Fe LLC

5.75%, 5/1/2040	425	601

4.38%, 9/1/2042	375	459

5.15%, 9/1/2043	769	1,036

3.55%, 2/15/2050	653	737

CSX Corp.

5.50%, 4/15/2041	150	201

4.75%, 5/30/2042	191	240

4.75%, 11/15/2048	600	777

3.35%, 9/15/2049	95	100

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	572

Norfolk Southern Corp. 4.05%, 8/15/2052	600	709

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,216

Ryder System, Inc. 2.88%, 9/1/2020	517	519

		7,167

Semiconductors & Semiconductor Equipment — 0.2%

Analog Devices, Inc. 4.50%, 12/5/2036	300	338

Broadcom Corp. 3.63%, 1/15/2024	1,747	1,830

Broadcom, Inc. 4.75%, 4/15/2029 (b)	1,575	1,752

		3,920

Software — 0.3%

Microsoft Corp.

3.50%, 2/12/2035	291	339

4.20%, 11/3/2035	615	775

4.10%, 2/6/2037	800	992

4.00%, 2/12/2055	660	836

3.95%, 8/8/2056	324	413

Oracle Corp.

4.30%, 7/8/2034	82	101

3.80%, 11/15/2037	500	576

4.38%, 5/15/2055	900	1,148

		5,180

Specialty Retail — 0.2%

Home Depot, Inc. (The) 3.13%, 12/15/2049	1,630	1,731

Lowe’s Cos., Inc.

3.65%, 4/5/2029	418	463

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

4.65%, 4/15/2042	739	908

4.55%, 4/5/2049	403	494

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	481

		4,077

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

2.45%, 8/4/2026	815	854

3.20%, 5/11/2027	686	751

3.00%, 6/20/2027	1,125	1,218

3.45%, 2/9/2045	1,130	1,279

3.85%, 8/4/2046	569	679

3.75%, 11/13/2047	150	179

2.95%, 9/11/2049	1,094	1,149

Dell International LLC 6.02%, 6/15/2026 (b)	1,410	1,651

		7,760

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

4.63%, 7/11/2024 (b)	800	872

3.38%, 12/2/2026	400	432

		1,304

Tobacco — 0.0% (c)

BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	265	274

Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	127

		401

Trading Companies & Distributors — 0.3%

Air Lease Corp.

3.75%, 6/1/2026	985	1,057

3.25%, 10/1/2029	2,080	2,111

Aviation Capital Group LLC

3.88%, 5/1/2023 (b)	490	515

3.50%, 11/1/2027 (b)	700	726

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (b)	450	459

3.50%, 10/10/2024 (b)	310	331

International Lease Finance Corp. 5.88%, 8/15/2022	506	551

		5,750

Water Utilities — 0.0% (c)

American Water Capital Corp. 3.45%, 6/1/2029	795	877

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — 0.2%

America Movil SAB de CV (Mexico)

3.63%, 4/22/2029	880	976

4.38%, 4/22/2049	441	547

Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	560	668

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	496	626

4.88%, 6/19/2049	1,105	1,326

		4,143

Total Corporate Bonds (Cost $414,094)		458,365

Mortgage-Backed Securities — 17.3%

FHLMC

Pool # 846812, ARM, 4.32%, 4/1/2030 (h)	7	8

Pool # 781087, ARM, 3.98%, 12/1/2033 (h)	186	197

Pool # 1B1665, ARM, 4.69%, 4/1/2034 (h)	137	144

Pool # 847356, ARM, 4.19%, 12/1/2034 (h)	97	102

Pool # 782979, ARM, 3.88%, 1/1/2035 (h)	158	168

Pool # 1Q0025, ARM, 3.93%, 2/1/2036 (h)	56	59

Pool # 848431, ARM, 4.28%, 2/1/2036 (h)	108	114

Pool # 1L1286, ARM, 4.75%, 5/1/2036 (h)	33	35

Pool # 848365, ARM, 4.51%, 7/1/2036 (h)	93	99

Pool # 1G2539, ARM, 3.85%, 10/1/2036 (h)	12	12

Pool # 1A1096, ARM, 3.85%, 10/1/2036 (h)	126	131

Pool # 1J1348, ARM, 4.21%, 10/1/2036 (h)	72	76

Pool # 1G2671, ARM, 3.65%, 11/1/2036 (h)	115	121

Pool # 782760, ARM, 4.35%, 11/1/2036 (h)	149	159

Pool # 1J1634, ARM, 4.09%, 12/1/2036 (h)	85	89

Pool # 1J0282, ARM, 3.88%, 2/1/2037 (h)	44	46

Pool # 1Q0739, ARM, 3.89%, 3/1/2037 (h)	165	173

Pool # 848699, ARM, 4.32%, 7/1/2040 (h)	279	296

FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	267	282

FHLMC Gold Pools, 30 Year

Pool # C68485, 7.00%, 7/1/2032	20	23

Pool # G01448, 7.00%, 8/1/2032	53	62

Pool # A13625, 5.50%, 10/1/2033	242	278

Pool # A16107, 6.00%, 12/1/2033	75	83

Pool # A17537, 6.00%, 1/1/2034	99	115

Pool # A61572, 5.00%, 9/1/2034	570	641

Pool # A28796, 6.50%, 11/1/2034	103	121

Pool # G03369, 6.50%, 1/1/2035	246	278

Pool # A46987, 5.50%, 7/1/2035	526	592

Pool # G01919, 4.00%, 9/1/2035	348	368

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # C02641, 7.00%, 10/1/2036	84	98

Pool # C02660, 6.50%, 11/1/2036	189	219

Pool # A93383, 5.00%, 8/1/2040	486	547

Pool # A93511, 5.00%, 8/1/2040	529	595

Pool # G06493, 4.50%, 5/1/2041	1,897	2,092

FHLMC Gold Pools, Other

Pool # P20570, 7.00%, 7/1/2029	44	48

Pool # G20027, 10.00%, 10/1/2030	15	16

Pool # U50105, 4.00%, 1/1/2032	619	658

Pool # U80254, 3.00%, 3/1/2033	498	518

Pool # P20409, 5.50%, 10/1/2033	91	99

Pool # P50201, 5.50%, 1/1/2034	57	60

Pool # U90975, 4.00%, 6/1/2042	2,190	2,361

Pool # U90673, 4.00%, 1/1/2043	527	569

Pool # U99134, 4.00%, 1/1/2046	8,581	9,278

Pool # U69030, 4.50%, 1/1/2046	3,657	4,017

FNMA

Pool # 470623, ARM, 2.46%, 3/1/2022 (h)	842	844

Pool # 54844, ARM, 2.72%, 9/1/2027 (h)	13	13

Pool # 303532, ARM, 4.07%, 3/1/2029 (h)	9	9

Pool # 555258, ARM, 3.29%, 1/1/2033 (h)	403	411

Pool # 722421, ARM, 3.29%, 7/1/2033 (h)	42	42

Pool # 722985, ARM, 4.53%, 7/1/2033 (h)	19	20

Pool # 686040, ARM, 4.63%, 7/1/2033 (h)	136	144

Pool # 746299, ARM, 4.06%, 9/1/2033 (h)	117	123

Pool # 749923, ARM, 3.90%, 11/1/2033 (h)	11	11

Pool # 766610, ARM, 3.71%, 1/1/2034 (h)	81	85

Pool # 920467, ARM, 4.75%, 2/1/2034 (h)	83	85

Pool # 770377, ARM, 4.38%, 4/1/2034 (h)	89	93

Pool # 751531, ARM, 4.71%, 5/1/2034 (h)	105	110

Pool # 782306, ARM, 3.80%, 7/1/2034 (h)	25	25

Pool # 790235, ARM, 3.75%, 8/1/2034 (h)	112	117

Pool # 735332, ARM, 4.38%, 8/1/2034 (h)	196	207

Pool # 791961, ARM, 3.19%, 9/1/2034 (h)	31	31

Pool # 725902, ARM, 3.90%, 9/1/2034 (h)	14	14

Pool # 803594, ARM, 3.56%, 10/1/2034 (h)	152	159

Pool # 803599, ARM, 3.81%, 10/1/2034 (h)	199	206

Pool # 896463, ARM, 4.57%, 10/1/2034 (h)	101	108

Pool # 806776, ARM, 3.56%, 11/1/2034 (h)	148	152

Pool # 806778, ARM, 3.78%, 11/1/2034 (h)	410	430

Pool # 810896, ARM, 3.49%, 1/1/2035 (h)	339	352

Pool # 802692, ARM, 3.62%, 1/1/2035 (h)	259	271

Pool # 816597, ARM, 3.54%, 2/1/2035 (h)	18	18

Pool # 735539, ARM, 4.04%, 4/1/2035 (h)	521	552

Pool # 745862, ARM, 4.57%, 4/1/2035 (h)	88	91

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 821378, ARM, 4.14%, 5/1/2035 (h)	87	89

Pool # 823660, ARM, 4.52%, 5/1/2035 (h)	67	70

Pool # 745766, ARM, 3.78%, 6/1/2035 (h)	226	236

Pool # 843026, ARM, 3.55%, 9/1/2035 (h)	425	440

Pool # 832801, ARM, 3.73%, 9/1/2035 (h)	61	64

Pool # 849251, ARM, 4.03%, 1/1/2036 (h)	96	100

Pool # 872622, ARM, 4.42%, 6/1/2036 (h)	26	27

Pool # 895141, ARM, 3.44%, 7/1/2036 (h)	135	140

Pool # 900197, ARM, 4.27%, 10/1/2036 (h)	80	86

Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	34	36

FNMA UMBS, 15 Year

Pool # 735911, 6.50%, 8/1/2020	1	1

Pool # 889634, 6.00%, 2/1/2023	226	235

Pool # 995381, 6.00%, 1/1/2024	54	56

Pool # 995425, 6.00%, 1/1/2024	126	131

Pool # AD0133, 5.00%, 8/1/2024	50	52

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	12	14

Pool # 555791, 6.50%, 12/1/2022	35	39

Pool # 255217, 4.50%, 4/1/2024	22	23

Pool # 888656, 6.50%, 4/1/2025	47	53

Pool # MA1138, 3.50%, 8/1/2032	607	641

FNMA UMBS, 30 Year

Pool # 50966, 7.00%, 1/1/2024	1	1

Pool # 399269, 7.00%, 4/1/2026	27	28

Pool # 689977, 8.00%, 3/1/2027	36	40

Pool # 695533, 8.00%, 6/1/2027	14	15

Pool # 756024, 8.00%, 9/1/2028	59	67

Pool # 755973, 8.00%, 11/1/2028	117	137

Pool # 455759, 6.00%, 12/1/2028	15	17

Pool # 252211, 6.00%, 1/1/2029	19	22

Pool # 459097, 7.00%, 1/1/2029	20	22

Pool # 889020, 6.50%, 11/1/2029	307	343

Pool # 598559, 6.50%, 8/1/2031	30	35

Pool # 622542, 5.50%, 9/1/2031	246	275

Pool # 788150, 6.00%, 3/1/2032	32	36

Pool # 649734, 7.00%, 6/1/2032	31	34

Pool # 675555, 6.00%, 12/1/2032	82	93

Pool # AL0045, 6.00%, 12/1/2032	313	362

Pool # 674349, 6.00%, 3/1/2033	15	17

Pool # 688625, 6.00%, 3/1/2033	21	24

Pool # 688655, 6.00%, 3/1/2033	24	28

Pool # 695584, 6.00%, 3/1/2033	7	8

Pool # 702901, 6.00%, 5/1/2033	103	120

Pool # 723852, 5.00%, 7/1/2033	128	144

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 729296, 5.00%, 7/1/2033	268	300

Pool # 729379, 6.00%, 8/1/2033	24	26

Pool # 737825, 6.00%, 9/1/2033	32	36

Pool # 750977, 4.50%, 11/1/2033	88	96

Pool # 725017, 5.50%, 12/1/2033	417	478

Pool # 751341, 5.50%, 3/1/2034	43	48

Pool # 888568, 5.00%, 12/1/2034	10	11

Pool # 815426, 4.50%, 2/1/2035	1	1

Pool # AD0755, 7.00%, 6/1/2035	2,932	3,453

Pool # 820347, 5.00%, 9/1/2035	81	93

Pool # 833657, 7.50%, 8/1/2036	40	45

Pool # 986648, 6.00%, 9/1/2037	143	168

Pool # 888892, 7.50%, 11/1/2037	44	53

Pool # 257510, 7.00%, 12/1/2038	124	152

Pool # AD0753, 7.00%, 1/1/2039	101	123

Pool # AT5891, 3.00%, 6/1/2043	2,952	3,133

Pool # AL7527, 4.50%, 9/1/2043	1,491	1,644

Pool # BM3500, 4.00%, 9/1/2047	4,472	4,839

Pool # BJ1778, 4.50%, 10/1/2047	1,677	1,806

Pool # BN9180, 4.00%, 6/1/2049	1,628	1,729

Pool # BK8753, 4.50%, 6/1/2049	4,540	4,934

Pool # BO1219, 4.50%, 6/1/2049	4,950	5,297

Pool # BO7077, 3.00%, 9/1/2049	3,696	3,827

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	18	20

Pool # 252409, 6.50%, 3/1/2029	54	61

Pool # 653815, 7.00%, 2/1/2033	9	9

Pool # 752786, 6.00%, 9/1/2033	62	70

Pool # 931717, 6.50%, 8/1/2039	283	327

FNMA, Other

Pool # AE0136, 4.30%, 4/1/2020 (h)	86	86

Pool # FN0005, 3.37%, 11/1/2020 (h)	392	397

Pool # 466836, 3.87%, 1/1/2021	1,443	1,455

Pool # FN0003, 4.31%, 1/1/2021 (h)	680	697

Pool # 467344, 4.48%, 2/1/2021	2,597	2,635

Pool # 467755, 4.25%, 4/1/2021	2,380	2,427

Pool # 467944, 4.25%, 4/1/2021	2,000	2,038

Pool # 468102, 4.34%, 6/1/2021	5,000	5,126

Pool # AL0602, 4.23%, 7/1/2021 (h)	788	816

Pool # 468159, 4.26%, 7/1/2021	1,895	1,946

Pool # AM1771, 2.12%, 9/1/2021	2,500	2,521

Pool # 470407, 3.16%, 2/1/2022	2,433	2,503

Pool # 470622, 2.75%, 3/1/2022	518	533

Pool # 471177, 2.94%, 5/1/2022	1,281	1,320

Pool # 471254, 2.98%, 7/1/2022	2,384	2,461

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 471284, 2.98%, 7/1/2022	1,907	1,973

Pool # AM3789, 3.02%, 7/1/2023	2,227	2,341

Pool # AM7245, 2.95%, 8/1/2023	4,401	4,611

Pool # AM4066, 3.59%, 8/1/2023	2,500	2,685

Pool # AM4628, 3.69%, 11/1/2023	1,475	1,592

Pool # AM4668, 3.76%, 11/1/2023	1,937	2,093

Pool # AM4716, 3.38%, 12/1/2023	1,930	2,063

Pool # AM7231, 2.92%, 12/1/2024	3,989	4,260

Pool # AM7589, 2.95%, 12/1/2024	1,541	1,645

Pool # AM7290, 2.97%, 12/1/2024	3,456	3,698

Pool # AM7576, 3.04%, 12/1/2024	3,990	4,283

Pool # AM7124, 3.11%, 12/1/2024	2,493	2,684

Pool # 470300, 3.64%, 1/1/2025	898	986

Pool # AM3833, 3.25%, 7/1/2025	3,567	3,861

Pool # AM4991, 3.97%, 12/1/2025	1,712	1,911

Pool # AL6805, 3.78%, 1/1/2026 (h)	3,472	3,859

Pool # 468645, 4.54%, 7/1/2026	2,591	2,988

Pool # AM6392, 3.29%, 8/1/2026	3,967	4,357

Pool # AM6448, 3.25%, 9/1/2026	9,760	10,694

Pool # AM7223, 3.11%, 12/1/2026	3,474	3,795

Pool # AM7118, 3.14%, 12/1/2026	2,772	3,029

Pool # AM7485, 3.24%, 12/1/2026	4,235	4,668

Pool # AM7390, 3.26%, 12/1/2026	3,785	4,154

Pool # AM7265, 3.30%, 12/1/2026	3,866	4,254

Pool # AM7515, 3.34%, 2/1/2027	3,000	3,304

Pool # AM8432, 2.79%, 5/1/2027	9,000	9,692

Pool # AM8803, 2.78%, 6/1/2027	4,903	5,266

Pool # AM8987, 2.79%, 6/1/2027	1,830	1,971

Pool # AM9003, 2.96%, 6/1/2027	2,839	3,081

Pool # AN9656, 3.57%, 7/1/2028	4,700	5,308

Pool # BL1040, 3.81%, 12/1/2028	3,000	3,480

Pool # BL4364, 2.24%, 11/1/2029	5,456	5,716

Pool # BL4333, 2.52%, 11/1/2029	6,200	6,614

Pool # AM7785, 3.17%, 2/1/2030	2,899	3,247

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,294

Pool # AM8427, 3.04%, 4/1/2030	8,725	9,713

Pool # AM8544, 3.08%, 4/1/2030	7,746	8,648

Pool # AM8889, 2.92%, 5/1/2030	8,000	8,832

Pool # AM8804, 3.10%, 5/1/2030	3,683	4,119

Pool # AM8807, 3.10%, 5/1/2030	4,758	5,317

Pool # AM9020, 2.97%, 6/1/2030	3,886	4,332

Pool # AM8967, 3.08%, 6/1/2030	6,086	6,807

Pool # AM9320, 3.30%, 7/1/2030	4,022	4,587

Pool # AM9219, 3.35%, 9/1/2030	1,847	2,098

Pool # BL4315, 2.39%, 9/1/2031	4,550	4,810

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AP9632, 4.00%, 10/1/2032	535		569

Pool # AP9762, 4.00%, 10/1/2032	664		711

Pool # AQ7084, 3.50%, 12/1/2032	691		732

Pool # AT2703, 3.50%, 5/1/2033	1,578		1,671

Pool # AT2954, 3.50%, 5/1/2033	1,004		1,063

Pool # AT4180, 3.50%, 5/1/2033	1,051		1,112

Pool # AT4939, 3.50%, 5/1/2033	907		960

Pool # 754922, 5.50%, 9/1/2033	85		96

Pool # 762520, 4.00%, 11/1/2033	473		504

Pool # AM8922, 3.03%, 6/1/2035	2,787		3,080

Pool # AM9188, 3.12%, 6/1/2035	7,000		7,933

Pool # 849215, 6.50%, 1/1/2036	20		21

Pool # 872740, 6.50%, 6/1/2036	81		93

Pool # 886320, 6.50%, 7/1/2036	25		27

Pool # 888796, 6.00%, 9/1/2037	67		72

Pool # AO7225, 4.00%, 7/1/2042	673		726

Pool # AO9352, 4.00%, 7/1/2042	795		857

Pool # MA1125, 4.00%, 7/1/2042	1,098		1,183

Pool # AR1397, 3.00%, 1/1/2043	1,566		1,636

Pool # MA1711, 4.50%, 12/1/2043	3,173		3,497

Pool # MA1828, 4.50%, 3/1/2044	2,445		2,694

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2049 (i)	15,000		15,424

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(j)	—	(j)

Pool # 345288, 7.50%, 3/15/2023	1		1

Pool # 782507, 9.50%, 10/15/2024	7		7

Pool # 554108, 6.50%, 3/15/2028	44		48

Pool # 481872, 7.50%, 7/15/2028	4		4

Pool # 468149, 8.00%, 8/15/2028	4		4

Pool # 486537, 7.50%, 9/15/2028	10		11

Pool # 486631, 6.50%, 10/15/2028	5		6

Pool # 591882, 6.50%, 7/15/2032	15		16

Pool # 607645, 6.50%, 2/15/2033	35		40

Pool # 607724, 7.00%, 2/15/2033	36		41

Pool # 604209, 6.50%, 4/15/2033	38		43

Pool # 781614, 7.00%, 6/15/2033	69		84

Pool # BM2141, 5.00%, 7/15/2049	1,704		1,917

GNMA II, 30 Year

Pool # 2006, 8.50%, 5/20/2025	10		11

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	4		5

Pool # 2270, 8.00%, 8/20/2026	3		3

Pool # 2285, 8.00%, 9/20/2026	3		3

Pool # 2324, 8.00%, 11/20/2026	4		4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 2499, 8.00%, 10/20/2027	6	7

Pool # 2512, 8.00%, 11/20/2027	8	9

Pool # 2525, 8.00%, 12/20/2027	3	4

Pool # 2549, 7.50%, 2/20/2028	5	6

Pool # 2646, 7.50%, 9/20/2028	14	16

Pool # 2647, 8.00%, 9/20/2028	2	2

Pool # 3427, 4.50%, 8/20/2033	105	111

Pool # 4245, 6.00%, 9/20/2038	796	915

Pool # AK8806, 4.25%, 3/20/2045	1,487	1,620

Pool # BM2118, 4.50%, 6/20/2049	1,584	1,683

Pool # BO0535, 4.00%, 7/20/2049	3,073	3,221

Pool # BO8227, 5.00%, 7/20/2049	2,043	2,260

Pool # BO8228, 5.00%, 7/20/2049	1,878	2,071

Pool # BO8229, 5.00%, 7/20/2049	3,651	4,025

Pool # BM9734, 4.00%, 10/20/2049	4,873	5,153

GNMA II, Other

Pool # AC0979, 4.38%, 4/20/2063 (h)	921	934

Pool # AC0973, 4.36%, 5/20/2063 (h)	1,063	1,074

Total Mortgage-Backed Securities (Cost $337,590)		356,652

Collateralized Mortgage Obligations — 13.6%

ACC 1/15/2021 ‡	2,154	2,154

Acre 6.71%, 12/15/2020	3,785	3,785

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	5,377	5,541

Series 2005-J1, Class 1A4, IF, IO, 3.47%, 2/25/2035 ‡ (h)	284	7

Series 2005-1CB, Class 1A6, IF, IO, 5.47%, 3/25/2035 ‡ (h)	688	106

Series 2005-22T1, Class A2, IF, IO, 3.44%, 6/25/2035 ‡ (h)	3,987	625

Series 2005-20CB, Class 3A8, IF, IO, 3.12%, 7/25/2035 ‡ (h)	1,801	239

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,774	1,788

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	74	52

Series 2005-37T1, Class A2, IF, IO, 3.42%, 9/25/2035 ‡ (h)	2,996	454

Series 2005-54CB, Class 1A2, IF, IO, 3.22%, 11/25/2035 ‡ (h)	3,418	512

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,358	1,297

Series 2005-57CB, Class 3A2, IF, IO, 3.47%, 12/25/2035 ‡ (h)	776	96

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	569	568

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,070	857

Banc of America Alternative Loan Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	6	5

Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	495	501

Series 2006-4, Class 1A4, 6.00%, 5/25/2046	291	285

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	138	115

Series 2004-2, Class 30PO, PO, 9/20/2034 ‡	92	81

Series 2004-C, Class 1A1, 4.38%, 12/20/2034 (h)	68	70

Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (h)	56	57

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	205	201

Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	165	146

Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	92	72

Series 2006-A, Class 3A2, 3.90%, 2/20/2036 (h)	196	191

Banc of America Mortgage Trust Series 2004-A, Class 2A2, 3.88%, 2/25/2034 (h)	52	53

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	58	58

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 4.31%, 10/25/2033 (h)	61	63

Series 2004-1, Class 12A1, 4.23%, 4/25/2034 (h)	289	298

Series 2004-2, Class 14A, 4.15%, 5/25/2034 (h)	41	42

Series 2006-1, Class A1, 3.84%, 2/25/2036 (h)	792	814

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	3

Series 2004-HYB1, Class 2A, 3.59%, 5/20/2034 (h)	43	44

Series 2004-HYB3, Class 2A, 3.85%, 6/20/2034 (h)	241	246

Series 2004-7, Class 2A1, 4.54%, 6/25/2034 (h)	139	145

Series 2004-HYB6, Class A3, 3.93%, 11/20/2034 (h)	193	200

Series 2005-16, Class A23, 5.50%, 9/25/2035	392	362

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-22, Class 2A1, 3.57%, 11/25/2035 (h)	1,026	944

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust

Series 2005-5, Class APO, PO, 8/25/2035 ‡	35	31

Series 2005-8, Class APO, PO, 11/25/2035 ‡	77	69

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (h)	42	43

Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	439	468

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class PO3, PO, 9/25/2033 ‡	28	27

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	12	12

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	25	25

Series 2003-1, Class PO2, PO, 10/25/2033 ‡	23	20

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	48	49

Series 2004-UST1, Class A6, 4.58%, 8/25/2034 (h)	30	30

Series 2005-1, Class 2A1A, 2.73%, 2/25/2035 (h)	183	159

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	201	207

Series 2005-5, Class 1A2, 3.97%, 8/25/2035 (h)	239	194

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (k)	1,079	17

Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-1, Class DB1, 6.73%, 2/25/2033 (h)	267	276

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	79	81

Series 2003-25, Class 1P, PO, 10/25/2033 ‡	195	189

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,206	1,260

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,544	2,576

CSMA SFR 4/25/2023 ‡	3,068	3,068

CSMA SFR Holdings II 7/25/2023 ‡	2,975	2,972

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	31		33

FHLMC, REMIC

Series 2965, Class GD, 4.50%, 4/15/2020	1		1

Series 1807, Class G, 9.00%, 10/15/2020	—	(j)	—	(j)

Series 1065, Class J, 9.00%, 4/15/2021	—	(j)	—	(j)

Series 1084, Class F, 2.61%, 5/15/2021 (h)	—	(j)	—	(j)

Series 1079, Class S, HB, IF, 28.36%, 5/15/2021 (h)	—	(j)	—	(j)

Series 1084, Class S, HB, IF, 37.76%, 5/15/2021 (h)	—	(j)	—	(j)

Series 1116, Class I, 5.50%, 8/15/2021	—	(j)	—	(j)

Series 1144, Class KB, 8.50%, 9/15/2021	2		2

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(j)	—	(j)

Series 1250, Class J, 7.00%, 5/15/2022	1		1

Series 1343, Class LB, 7.50%, 8/15/2022	4		4

Series 1343, Class LA, 8.00%, 8/15/2022	3		3

Series 1370, Class JA, 2.81%, 9/15/2022 (h)	6		6

Series 2512, Class PG, 5.50%, 10/15/2022	68		70

Series 1455, Class WB, IF, 3.84%, 12/15/2022 (h)	7		7

Series 2535, Class BK, 5.50%, 12/15/2022	35		36

Series 1470, Class F, 2.04%, 2/15/2023 (h)	1		1

Series 2568, Class KG, 5.50%, 2/15/2023	96		100

Series 1466, Class PZ, 7.50%, 2/15/2023	29		31

Series 1498, Class I, 2.81%, 4/15/2023 (h)	38		38

Series 1502, Class PX, 7.00%, 4/15/2023	58		62

Series 1798, Class F, 5.00%, 5/15/2023	47		48

Series 1505, Class Q, 7.00%, 5/15/2023	7		7

Series 1518, Class G, IF, 7.32%, 5/15/2023 (h)	15		16

Series 1541, Class O, 1.18%, 7/15/2023 (h)	15		15

Series 2638, Class DS, IF, 6.94%, 7/15/2023 (h)	11		12

Series 1541, Class M, HB, IF, 23.41%, 7/15/2023 (h)	5		6

Series 1570, Class F, 2.54%, 8/15/2023 (h)	1		2

Series 1608, Class L, 6.50%, 9/15/2023	149		160

Series 1573, Class PZ, 7.00%, 9/15/2023	44		47

Series 2571, Class SK, HB, IF, 27.35%, 9/15/2023 (h)	20		28

Series 1591, Class PV, 6.25%, 10/15/2023	29		31

Series 1602, Class SA, IF, 17.30%, 10/15/2023 (h)	18		22

Series 2710, Class HB, 5.50%, 11/15/2023	258		268

Series 1642, Class PJ, 6.00%, 11/15/2023	71		75

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2716, Class UN, 4.50%, 12/15/2023	175	181

Series 1638, Class H, 6.50%, 12/15/2023	100	107

Series 2283, Class K, 6.50%, 12/15/2023	44	47

Series 1700, Class GA, PO, 2/15/2024	12	12

Series 1865, Class D, PO, 2/15/2024	39	38

Series 1760, Class ZD, 1.25%, 2/15/2024 (h)	127	125

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14	16

Series 1686, Class SH, IF, 15.47%, 2/15/2024 (h)	3	4

Series 1709, Class FA, 0.90%, 3/15/2024 (h)	2	2

Series 1699, Class FC, 2.28%, 3/15/2024 (h)	4	4

Series 1695, Class EB, 7.00%, 3/15/2024	22	24

Series 1706, Class K, 7.00%, 3/15/2024	66	71

Series 2033, Class SN, HB, IF, 26.78%, 3/15/2024 (h)	11	2

Series 2306, Class K, PO, 5/15/2024	12	11

Series 2306, Class SE, IF, IO, 8.85%, 5/15/2024 (h)	27	4

Series 1745, Class D, 7.50%, 8/15/2024	15	16

Series 3720, Class A, 4.50%, 9/15/2025	129	136

Series 3131, Class BK, 5.50%, 3/15/2026	451	481

Series 1829, Class ZB, 6.50%, 3/15/2026	11	12

Series 1863, Class Z, 6.50%, 7/15/2026	14	15

Series 1890, Class H, 7.50%, 9/15/2026	15	17

Series 1899, Class ZE, 8.00%, 9/15/2026	43	50

Series 3229, Class HE, 5.00%, 10/15/2026	427	457

Series 1963, Class Z, 7.50%, 1/15/2027	39	44

Series 1935, Class FL, 2.36%, 2/15/2027 (h)	3	3

Series 1981, Class Z, 6.00%, 5/15/2027	59	64

Series 1970, Class PG, 7.25%, 7/15/2027	5	5

Series 1987, Class PE, 7.50%, 9/15/2027	21	25

Series 2019, Class Z, 6.50%, 12/15/2027	48	54

Series 2038, Class PN, IO, 7.00%, 3/15/2028	45	7

Series 2040, Class PE, 7.50%, 3/15/2028	96	111

Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,854

Series 2043, Class CJ, 6.50%, 4/15/2028	13	15

Series 2054, Class PV, 7.50%, 5/15/2028	65	75

Series 2075, Class PM, 6.25%, 8/15/2028	143	159

Series 2075, Class PH, 6.50%, 8/15/2028	127	144

Series 2086, Class GB, 6.00%, 9/15/2028	38	43

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	60	6

Series 2095, Class PE, 6.00%, 11/15/2028	172	193

Series 2125, Class JZ, 6.00%, 2/15/2029	58	64

Series 2136, Class PG, 6.00%, 3/15/2029	68	76

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2132, Class SB, HB, IF, 23.38%, 3/15/2029 (h)	12	19

Series 2141, IO, 7.00%, 4/15/2029	20	2

Series 2169, Class TB, 7.00%, 6/15/2029	205	235

Series 2163, Class PC, IO, 7.50%, 6/15/2029	22	2

Series 2172, Class QC, 7.00%, 7/15/2029	136	159

Series 2176, Class OJ, 7.00%, 8/15/2029	99	115

Series 2201, Class C, 8.00%, 11/15/2029	52	60

Series 2209, Class TC, 8.00%, 1/15/2030	53	63

Series 2210, Class Z, 8.00%, 1/15/2030	106	127

Series 2224, Class CB, 8.00%, 3/15/2030	24	29

Series 2230, Class Z, 8.00%, 4/15/2030	60	72

Series 2234, Class PZ, 7.50%, 5/15/2030	47	55

Series 2247, Class Z, 7.50%, 8/15/2030	47	55

Series 2256, Class MC, 7.25%, 9/15/2030	59	71

Series 2259, Class ZM, 7.00%, 10/15/2030	87	102

Series 2262, Class Z, 7.50%, 10/15/2030	14	17

Series 2271, Class PC, 7.25%, 12/15/2030	103	122

Series 2296, Class PD, 7.00%, 3/15/2031	57	67

Series 2313, Class LA, 6.50%, 5/15/2031	48	54

Series 2325, Class PM, 7.00%, 6/15/2031	71	84

Series 2359, Class ZB, 8.50%, 6/15/2031	166	202

Series 2344, Class ZD, 6.50%, 8/15/2031	565	652

Series 2344, Class ZJ, 6.50%, 8/15/2031	52	58

Series 2345, Class NE, 6.50%, 8/15/2031	38	45

Series 2351, Class PZ, 6.50%, 8/15/2031	46	51

Series 2353, Class AZ, 6.00%, 9/15/2031	313	347

Series 2367, Class ME, 6.50%, 10/15/2031	93	103

Series 2396, Class FM, 2.11%, 12/15/2031 (h)	186	185

Series 2399, Class OH, 6.50%, 1/15/2032	123	143

Series 2399, Class TH, 6.50%, 1/15/2032	141	165

Series 2464, Class SI, IF, IO, 6.34%, 2/15/2032 (h)	270	47

Series 2410, Class OE, 6.38%, 2/15/2032	50	55

Series 2410, Class NG, 6.50%, 2/15/2032	133	156

Series 2420, Class XK, 6.50%, 2/15/2032	194	227

Series 2410, Class QX, IF, IO, 6.99%, 2/15/2032 (h)	62	15

Series 2412, Class SP, IF, 12.78%, 2/15/2032 (h)	131	172

Series 2410, Class QS, IF, 15.19%, 2/15/2032 (h)	105	161

Series 2444, Class ES, IF, IO, 6.29%, 3/15/2032 (h)	109	21

Series 2450, Class SW, IF, IO, 6.34%, 3/15/2032 (h)	87	16

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2430, Class WF, 6.50%, 3/15/2032	285	337

Series 2423, Class MC, 7.00%, 3/15/2032	151	178

Series 2423, Class MT, 7.00%, 3/15/2032	129	154

Series 2435, Class CJ, 6.50%, 4/15/2032	202	236

Series 2434, Class TC, 7.00%, 4/15/2032	143	169

Series 2436, Class MC, 7.00%, 4/15/2032	107	123

Series 2455, Class GK, 6.50%, 5/15/2032	308	362

Series 2450, Class GZ, 7.00%, 5/15/2032	84	100

Series 2462, Class JG, 6.50%, 6/15/2032	136	160

Series 2466, Class PH, 6.50%, 6/15/2032	211	246

Series 2474, Class NR, 6.50%, 7/15/2032	134	152

Series 2484, Class LZ, 6.50%, 7/15/2032	149	178

Series 2500, Class MC, 6.00%, 9/15/2032	150	174

Series 2835, Class QO, PO, 12/15/2032	22	20

Series 2543, Class YX, 6.00%, 12/15/2032	283	322

Series 2544, Class HC, 6.00%, 12/15/2032	257	295

Series 2552, Class ME, 6.00%, 1/15/2033	310	362

Series 2567, Class QD, 6.00%, 2/15/2033	302	354

Series 2575, Class ME, 6.00%, 2/15/2033	734	849

Series 2596, Class QG, 6.00%, 3/15/2033	202	225

Series 2586, Class WI, IO, 6.50%, 3/15/2033	94	19

Series 2692, Class SC, IF, 9.97%, 7/15/2033 (h)	54	70

Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,704

Series 3920, Class LP, 5.00%, 1/15/2034	798	914

Series 2744, Class PE, 5.50%, 2/15/2034	21	23

Series 3611, PO, 7/15/2034	52	49

Series 2990, Class UZ, 5.75%, 6/15/2035	1,831	2,104

Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,554

Series 3014, Class OD, PO, 8/15/2035	49	44

Series 3085, Class WF, 2.46%, 8/15/2035 (h)	138	140

Series 3047, Class OD, 5.50%, 10/15/2035	944	1,059

Series 3074, Class BH, 5.00%, 11/15/2035	365	396

Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,790

Series 3102, Class FB, 1.96%, 1/15/2036 (h)	167	167

Series 3102, Class HS, IF, 18.49%, 1/15/2036 (h)	46	69

Series 3117, Class EO, PO, 2/15/2036	325	299

Series 3117, Class OK, PO, 2/15/2036	190	175

Series 3134, PO, 3/15/2036	48	46

Series 3152, Class MO, PO, 3/15/2036	245	227

Series 3122, Class ZB, 6.00%, 3/15/2036	25	41

Series 3138, PO, 4/15/2036	220	201

Series 3607, Class BO, PO, 4/15/2036	108	100

Series 3219, Class DI, IO, 6.00%, 4/15/2036	173	37

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3819, Class ZQ, 6.00%, 4/15/2036	1,031	1,218

Series 3149, Class SO, PO, 5/15/2036	29	26

Series 3233, Class OP, PO, 5/15/2036	73	68

Series 3171, Class MO, PO, 6/15/2036	43	40

Series 3179, Class OA, PO, 7/15/2036	211	196

Series 3194, Class SA, IF, IO, 5.44%, 7/15/2036 (h)	41	9

Series 3211, Class SO, PO, 9/15/2036	211	197

Series 3218, Class AO, PO, 9/15/2036	103	87

Series 3232, Class ST, IF, IO, 5.04%, 10/15/2036 (h)	232	35

Series 3256, PO, 12/15/2036	137	125

Series 3261, Class OA, PO, 1/15/2037	172	157

Series 3260, Class CS, IF, IO, 4.48%, 1/15/2037 (h)	277	51

Series 3274, Class JO, PO, 2/15/2037	45	43

Series 3275, Class FL, 2.10%, 2/15/2037 (h)	49	49

Series 3290, Class SB, IF, IO, 4.79%, 3/15/2037 (h)	333	61

Series 3318, Class AO, PO, 5/15/2037	13	12

Series 3607, PO, 5/15/2037	217	198

Series 3315, Class HZ, 6.00%, 5/15/2037	245	271

Series 3326, Class JO, PO, 6/15/2037	14	13

Series 3331, PO, 6/15/2037	154	143

Series 3607, Class OP, PO, 7/15/2037	457	408

Series 4048, Class FJ, 2.18%, 7/15/2037 (h)	797	795

Series 3385, Class SN, IF, IO, 4.34%, 11/15/2037 (h)	51	6

Series 3387, Class SA, IF, IO, 4.76%, 11/15/2037 (h)	216	40

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (l)	1,323	11

Series 3404, Class SC, IF, IO, 4.34%, 1/15/2038 (h)	366	76

Series 3424, Class PI, IF, IO, 5.14%, 4/15/2038 (h)	273	42

Series 3481, Class SJ, IF, IO, 4.19%, 8/15/2038 (h)	427	79

Series 3511, Class SA, IF, IO, 4.34%, 2/15/2039 (h)	283	55

Series 3549, Class FA, 2.86%, 7/15/2039 (h)	38	39

Series 3997, Class PF, 2.11%, 11/15/2039 (h)	94	94

Series 3621, Class BO, PO, 1/15/2040	154	143

Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,182

Series 3925, Class FL, 2.11%, 1/15/2041 (h)	453	454

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	225		246

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	749		839

Series 3957, Class B, 4.00%, 11/15/2041	309		339

Series 3966, Class NA, 4.00%, 12/15/2041	547		610

Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,218

Series 4374, Class NC, 3.75%, 2/15/2046 (l)	607		613

Series 4822, Class ZB, 4.00%, 7/15/2048	3,716		4,177

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	1		—	(j)

Series 243, Class 17, IO, 4.50%, 12/15/2020	1		—	(j)

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)

Series 233, Class 11, IO, 5.00%, 9/15/2035	375		73

Series 233, Class 13, IO, 5.00%, 9/15/2035	538		104

Series 299, Class 300, 3.00%, 1/15/2043	3,975		4,187

Series 310, PO, 9/15/2043	1,354		1,232

Series 323, Class 300, 3.00%, 1/15/2044	2,575		2,737

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.39%, 7/25/2032 (h)	291		331

Series T-76, Class 2A, 2.27%, 10/25/2037 (h)	865		957

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	188		249

Series T-54, Class 2A, 6.50%, 2/25/2043	1,082		1,312

Series T-54, Class 3A, 7.00%, 2/25/2043	304		373

Series T-58, Class APO, PO, 9/25/2043	103		89

Series T-59, Class 1AP, PO, 10/25/2043	245		204

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 3.91%, 10/25/2034 (h)	231		232

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	580		470

Series 2007-FA4, Class 1A2, IF, IO, 4.02%, 8/25/2037 ‡ (h)	1,197		309

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	101		119

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	221		258

Series 2004-W15, Class 2AF, 1.88%, 8/25/2044 (h)	314		313

Series 2005-W3, Class 2AF, 1.85%, 3/25/2045 (h)	867		864

Series 2006-W2, Class 1AF1, 1.85%, 2/25/2046 (h)	286		286

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA, Grantor Trust, Whole Loan

Series 2002-T19, Class A2, 7.00%, 7/25/2042	555		664

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	322		383

FNMA, REMIC

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(j)	—	(j)

Series 1990-63, Class H, 9.50%, 6/25/2020	—	(j)	—	(j)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(j)	—	(j)

Series 1990-102, Class J, 6.50%, 8/25/2020	—	(j)	—	(j)

Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(j)	—	(j)

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(j)	—	(j)

Series 1990-134, Class SC, IF, 19.16%, 11/25/2020 (h)	—	(j)	—	(j)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(j)	—	(j)

Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(j)	—	(j)

Series 2001-4, Class PC, 7.00%, 3/25/2021	5		6

Series 2001-48, Class Z, 6.50%, 9/25/2021	92		94

Series G-28, Class S, IF, 13.47%, 9/25/2021 (h)	—	(j)	—	(j)

Series G-35, Class M, 8.75%, 10/25/2021	—	(j)	—	(j)

Series G-51, Class SA, HB, IF, 25.79%, 12/25/2021 (h)	—	(j)	—	(j)

Series 2002-1, Class HC, 6.50%, 2/25/2022	10		10

Series 2007-15, Class NO, PO, 3/25/2022	21		20

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)

Series G92-42, Class Z, 7.00%, 7/25/2022	1		1

Series G92-35, Class E, 7.50%, 7/25/2022	14		14

Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)

Series 1992-136, Class PK, 6.00%, 8/25/2022	6		6

Series 1996-59, Class J, 6.50%, 8/25/2022	4		4

Series G92-52, Class FD, 1.68%, 9/25/2022 (h)	2		2

Series 1992-143, Class MA, 5.50%, 9/25/2022	3		3

Series G92-54, Class ZQ, 7.50%, 9/25/2022	9		9

Series 1992-163, Class M, 7.75%, 9/25/2022	10		11

Series G92-62, Class B, PO, 10/25/2022	4		4

Series G92-59, Class F, 1.74%, 10/25/2022 (h)	2		2

Series G92-61, Class Z, 7.00%, 10/25/2022	5		5

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1992-188, Class PZ, 7.50%, 10/25/2022	27		29

Series G93-1, Class KA, 7.90%, 1/25/2023	20		22

Series G93-5, Class Z, 6.50%, 2/25/2023	6		6

Series 1997-61, Class ZC, 7.00%, 2/25/2023	102		107

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	4		4

Series G93-14, Class J, 6.50%, 3/25/2023	7		8

Series 1993-25, Class J, 7.50%, 3/25/2023	16		17

Series 1993-21, Class KA, 7.70%, 3/25/2023	10		11

Series 1998-4, Class C, PO, 4/25/2023	3		3

Series 2008-24, Class DY, 5.00%, 4/25/2023	—	(j)	—	(j)

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	16		17

Series 1993-62, Class SA, IF, 18.12%, 4/25/2023 (h)	6		7

Series 1998-43, Class SA, IF, IO, 18.43%, 4/25/2023 (h)	21		5

Series 2003-39, Class LW, 5.50%, 5/25/2023	193		200

Series 2003-41, Class PE, 5.50%, 5/25/2023	86		89

Series 2008-47, Class SI, IF, IO, 4.87%, 6/25/2023 (h)	45		1

Series G93-27, Class FD, 2.51%, 8/25/2023 (h)	13		13

Series 1999-38, Class SK, IF, IO, 6.42%, 8/25/2023 (h)	4		—	(j)

Series 2002-83, Class CS, 6.88%, 8/25/2023	120		127

Series 1996-14, Class SE, IF, IO, 9.00%, 8/25/2023 (h)	61		7

Series 1993-205, Class H, PO, 9/25/2023	10		9

Series G93-37, Class H, PO, 9/25/2023	3		3

Series 2008-76, Class GF, 2.28%, 9/25/2023 (h)	—	(j)	—	(j)

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	8		8

Series 1993-165, Class SD, IF, 12.66%, 9/25/2023 (h)	4		4

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	4		4

Series 1999-52, Class NS, IF, 18.83%, 10/25/2023 (h)	10		12

Series 1993-179, Class SB, HB, IF, 25.22%, 10/25/2023 (h)	5		6

Series 1995-19, Class Z, 6.50%, 11/25/2023	69		73

Series 1993-230, Class FA, 2.26%, 12/25/2023 (h)	6		6

Series 1993-247, Class FE, 2.63%, 12/25/2023 (h)	14		14

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1993-225, Class UB, 6.50%, 12/25/2023	18	19

Series 1993-247, Class SU, IF, 11.91%, 12/25/2023 (h)	6	7

Series 2002-1, Class UD, IF, 18.81%, 12/25/2023 (h)	14	18

Series 2009-9, IO, 5.00%, 2/25/2024	5	—	(j)

Series 2009-18, IO, 5.00%, 3/25/2024	3	—	(j)

Series 1994-37, Class L, 6.50%, 3/25/2024	52	55

Series 1994-40, Class Z, 6.50%, 3/25/2024	331	357

Series 2004-53, Class NC, 5.50%, 7/25/2024	58	61

Series 1995-2, Class Z, 8.50%, 1/25/2025	15	16

Series G95-1, Class C, 8.80%, 1/25/2025	10	12

Series 1997-20, IO, 1.84%, 3/25/2027 (h)	31	1

Series 1997-27, Class J, 7.50%, 4/18/2027	7	8

Series 1997-29, Class J, 7.50%, 4/20/2027	15	18

Series 1997-39, Class PD, 7.50%, 5/20/2027	107	123

Series 1997-42, Class ZC, 6.50%, 7/18/2027	8	9

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	27	3

Series 1998-36, Class ZB, 6.00%, 7/18/2028	38	42

Series 1998-66, Class SB, IF, IO, 6.52%, 12/25/2028 (h)	32	2

Series 1999-18, Class Z, 5.50%, 4/18/2029	71	76

Series 1999-17, Class C, 6.35%, 4/25/2029	28	31

Series 1999-62, Class PB, 7.50%, 12/18/2029	45	51

Series 2000-2, Class ZE, 7.50%, 2/25/2030	144	168

Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,623

Series 2000-20, Class SA, IF, IO, 7.47%, 7/25/2030 (h)	77	10

Series 2000-52, IO, 8.50%, 1/25/2031	12	3

Series 2001-7, Class PF, 7.00%, 3/25/2031	30	36

Series 2011-31, Class DB, 3.50%, 4/25/2031	2,135	2,294

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	105	18

Series 2001-30, Class PM, 7.00%, 7/25/2031	100	120

Series 2001-36, Class DE, 7.00%, 8/25/2031	102	120

Series 2001-49, Class Z, 6.50%, 9/25/2031	27	31

Series 2001-44, Class MY, 7.00%, 9/25/2031	245	292

Series 2001-44, Class PD, 7.00%, 9/25/2031	36	43

Series 2001-44, Class PU, 7.00%, 9/25/2031	28	33

Series 2001-52, Class KB, 6.50%, 10/25/2031	34	39

Series 2003-52, Class SX, IF, 18.07%, 10/25/2031 (h)	56	89

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2001-61, Class Z, 7.00%, 11/25/2031	338	403

Series 2001-72, Class SX, IF, 13.68%, 12/25/2031 (h)	9	13

Series 2002-1, Class SA, IF, 19.90%, 2/25/2032 (h)	16	24

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	320	12

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	4	5

Series 2002-21, Class LO, PO, 4/25/2032	10	10

Series 2002-21, Class PE, 6.50%, 4/25/2032	92	107

Series 2002-28, Class PK, 6.50%, 5/25/2032	238	277

Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,259

Series 2002-37, Class Z, 6.50%, 6/25/2032	64	73

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	263	47

Series 2002-48, Class GH, 6.50%, 8/25/2032	350	399

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	41	49

Series 2004-59, Class BG, PO, 12/25/2032	124	115

Series 2002-77, Class S, IF, 11.50%, 12/25/2032 (h)	55	70

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,118	1,230

Series 2003-35, Class UC, 3.75%, 5/25/2033	12	13

Series 2003-42, Class GB, 4.00%, 5/25/2033	80	88

Series 2003-34, Class AX, 6.00%, 5/25/2033	217	254

Series 2003-34, Class ED, 6.00%, 5/25/2033	988	1,150

Series 2003-39, IO, 6.00%, 5/25/2033 (h)	44	8

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	348	79

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	632	75

Series 2004-4, Class QI, IF, IO, 5.47%, 6/25/2033 (h)	286	15

Series 2003-47, Class PE, 5.75%, 6/25/2033	163	185

Series 2004-4, Class QM, IF, 10.95%, 6/25/2033 (h)	27	30

Series 2003-64, Class SX, IF, 9.61%, 7/25/2033 (h)	46	57

Series 2004-36, Class SN, IF, 10.95%, 7/25/2033 (h)	3	3

Series 2003-132, Class OA, PO, 8/25/2033	26	25

Series 2003-71, Class DS, IF, 5.26%, 8/25/2033 (h)	346	396

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	358	67

Series 2003-74, Class SH, IF, 7.24%, 8/25/2033 (h)	61	75

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-91, Class SD, IF, 9.79%, 9/25/2033 (h)	73	90

Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,611

Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,227

Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,304

Series 2003-116, Class SB, IF, IO, 5.97%, 11/25/2033 (h)	492	97

Series 2006-44, Class P, PO, 12/25/2033	839	778

Series 2003-130, Class SX, IF, 9.03%, 1/25/2034 (h)	13	15

Series 2004-25, Class SA, IF, 15.05%, 4/25/2034 (h)	241	345

Series 2004-46, Class SK, IF, 12.03%, 5/25/2034 (h)	443	592

Series 2004-36, Class SA, IF, 15.05%, 5/25/2034 (h)	479	715

Series 2004-46, Class QB, IF, 17.49%, 5/25/2034 (h)	167	254

Series 2004-51, Class SY, IF, 10.99%, 7/25/2034 (h)	87	109

Series 2004-79, Class SP, IF, 15.33%, 11/25/2034 (h)	40	42

Series 2005-74, Class CS, IF, 15.55%, 5/25/2035 (h)	167	212

Series 2005-68, Class UC, 5.00%, 6/25/2035	10	10

Series 2005-68, Class BC, 5.25%, 6/25/2035	8	8

Series 2005-56, Class S, IF, IO, 5.08%, 7/25/2035 (h)	514	119

Series 2005-66, Class SG, IF, 13.31%, 7/25/2035 (h)	133	192

Series 2005-68, Class PG, 5.50%, 8/25/2035	442	499

Series 2005-84, Class XM, 5.75%, 10/25/2035	1,304	1,476

Series 2005-110, Class GL, 5.50%, 12/25/2035	3,378	3,909

Series 2006-46, Class UC, 5.50%, 12/25/2035	431	464

Series 2005-109, Class PC, 6.00%, 12/25/2035	462	515

Series 2006-15, Class OT, PO, 1/25/2036	6	6

Series 2006-39, Class WC, 5.50%, 1/25/2036	418	453

Series 2006-16, Class OA, PO, 3/25/2036	171	159

Series 2006-22, Class AO, PO, 4/25/2036	264	245

Series 2006-23, Class KO, PO, 4/25/2036	51	47

Series 2006-44, Class GO, PO, 6/25/2036	352	325

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-53, Class US, IF, IO, 4.95%, 6/25/2036 (h)	541	99

Series 2006-56, PO, 7/25/2036	280	258

Series 2006-58, PO, 7/25/2036	152	141

Series 2006-58, Class AP, PO, 7/25/2036	324	297

Series 2006-65, Class QO, PO, 7/25/2036	242	225

Series 2006-56, Class FC, 1.92%, 7/25/2036 (h)	505	502

Series 2006-58, Class FL, 2.09%, 7/25/2036 (h)	38	38

Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,851	6,005

Series 2006-72, Class TO, PO, 8/25/2036	49	45

Series 2006-79, Class DO, PO, 8/25/2036	194	186

Series 2007-7, Class SG, IF, IO, 4.87%, 8/25/2036 (h)	785	263

Series 2006-77, Class PC, 6.50%, 8/25/2036	689	792

Series 2006-90, Class AO, PO, 9/25/2036	142	133

Series 2008-42, Class AO, PO, 9/25/2036	72	66

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	962	222

Series 2006-109, PO, 11/25/2036	68	62

Series 2006-110, PO, 11/25/2036	449	414

Series 2006-111, Class EO, PO, 11/25/2036	47	44

Series 2006-124, Class HB, 3.83%, 11/25/2036 (h)	659	686

Series 2006-119, PO, 12/25/2036	49	46

Series 2006-118, Class A2, 1.72%, 12/25/2036 (h)	247	245

Series 2009-70, Class CO, PO, 1/25/2037	367	338

Series 2006-128, Class BP, 5.50%, 1/25/2037	159	173

Series 2007-77, Class FG, 2.13%, 3/25/2037 (h)	68	69

Series 2007-16, Class FC, 2.38%, 3/25/2037 (h)	91	94

Series 2007-14, Class ES, IF, IO, 4.81%, 3/25/2037 (h)	663	121

Series 2007-48, PO, 5/25/2037	108	103

Series 2007-54, Class FA, 2.03%, 6/25/2037 (h)	240	239

Series 2007-60, Class AX, IF, IO, 5.52%, 7/25/2037 (h)	1,828	479

Series 2012-14, Class FB, 2.08%, 8/25/2037 (h)	125	125

Series 2007-81, Class GE, 6.00%, 8/25/2037	213	242

Series 2007-88, Class VI, IF, IO, 4.91%, 9/25/2037 (h)	1,221	260

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-91, Class ES, IF, IO, 4.83%, 10/25/2037 (h)	917	184

Series 2007-106, Class A7, 6.18%, 10/25/2037 (h)	145	165

Series 2007-116, Class HI, IO, 1.77%, 1/25/2038 (h)	549	24

Series 2008-1, Class BI, IF, IO, 4.28%, 2/25/2038 (h)	309	56

Series 2008-16, Class IS, IF, IO, 4.57%, 3/25/2038 (h)	102	12

Series 2008-10, Class XI, IF, IO, 4.60%, 3/25/2038 (h)	277	51

Series 2008-27, Class SN, IF, IO, 5.27%, 4/25/2038 (h)	142	26

Series 2008-44, PO, 5/25/2038	8	7

Series 2008-53, Class CI, IF, IO, 5.57%, 7/25/2038 (h)	225	37

Series 2008-80, Class SA, IF, IO, 4.22%, 9/25/2038 (h)	507	85

Series 2008-81, Class SB, IF, IO, 4.22%, 9/25/2038 (h)	474	41

Series 2010-148, Class MA, 4.00%, 2/25/2039	89	90

Series 2009-6, Class GS, IF, IO, 4.92%, 2/25/2039 (h)	504	101

Series 2009-62, Class HJ, 6.00%, 5/25/2039	147	158

Series 2009-60, Class HT, 6.00%, 8/25/2039	394	463

Series 2009-103, Class MB, 4.36%, 12/25/2039 (h)	210	220

Series 2009-99, Class SC, IF, IO, 4.55%, 12/25/2039 (h)	110	15

Series 2010-49, Class SC, IF, 9.41%, 3/25/2040 (h)	441	557

Series 2010-64, Class DM, 5.00%, 6/25/2040	198	219

Series 2010-71, Class HJ, 5.50%, 7/25/2040	339	396

Series 2010-147, Class SA, IF, IO, 4.90%, 1/25/2041 (h)	1,242	280

Series 2011-30, Class LS, IO, 2.17%, 4/25/2041 (h)	564	34

Series 2011-75, Class FA, 2.18%, 8/25/2041 (h)	197	199

Series 2011-118, Class MT, 7.00%, 11/25/2041	445	541

Series 2011-130, Class CA, 6.00%, 12/25/2041	830	998

Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	2,102

Series 2013-92, PO, 9/25/2043	1,217	1,090

Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-101, Class DO, PO, 10/25/2043	1,882		1,712

Series 2013-128, PO, 12/25/2043	2,379		2,186

Series 2011-2, Class WA, 5.86%, 2/25/2051 (h)	281		317

FNMA, REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	35		33

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 29.21%, 7/25/2037 (h)	12		22

Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (h)	48		55

Series 2003-W1, Class 1A1, 5.27%, 12/25/2042 (h)	441		494

Series 2003-W1, Class 2A, 5.79%, 12/25/2042 (h)	181		201

Series 2009-W1, Class A, 6.00%, 12/25/2049	617		724

FNMA, REMIC, Whole Loan Series 2007-101, Class A2, 1.73%, 6/27/2036 (h)	327		322

FNMA, STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(j)	—	(j)

Series 218, Class 2, IO, 7.50%, 4/25/2023	2		—	(j)

Series 265, Class 2, 9.00%, 3/25/2024	3		3

Series 329, Class 1, PO, 1/25/2033	43		40

Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	62		9

Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	206		28

Series 355, Class 11, IO, 6.00%, 7/25/2034	175		35

Series 365, Class 8, IO, 5.50%, 5/25/2036	268		57

Series 374, Class 5, IO, 5.50%, 8/25/2036	140		26

Series 393, Class 6, IO, 5.50%, 4/25/2037	53		9

Series 383, Class 32, IO, 6.00%, 1/25/2038	66		16

Series 383, Class 33, IO, 6.00%, 1/25/2038	173		35

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (h)	798		804

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	301		301

Series 2001-35, Class SA, IF, IO, 6.59%, 8/16/2031 (h)	89		—	(j)

Series 2002-52, Class GH, 6.50%, 7/20/2032	417		417

Series 2002-75, Class PB, 6.00%, 11/20/2032	831		875

Series 2003-58, Class BE, 6.50%, 1/20/2033	599		678

Series 2003-11, Class SK, IF, IO, 6.04%, 2/16/2033 (h)	215		3

Series 2003-12, Class SP, IF, IO, 6.05%, 2/20/2033 (h)	134		22

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-24, PO, 3/16/2033	26	25

Series 2003-40, Class TJ, 6.50%, 3/20/2033	712	804

Series 2003-46, Class TC, 6.50%, 3/20/2033	336	374

Series 2003-46, Class MG, 6.50%, 5/20/2033	446	506

Series 2003-52, Class AP, PO, 6/16/2033	128	119

Series 2003-90, PO, 10/20/2033	36	34

Series 2003-112, Class SA, IF, IO, 4.89%, 12/16/2033 (h)	457	61

Series 2004-28, Class S, IF, 15.10%, 4/16/2034 (h)	203	303

Series 2004-73, Class AE, IF, 11.43%, 8/17/2034 (h)	33	36

Series 2004-90, Class SI, IF, IO, 4.45%, 10/20/2034 (h)	645	88

Series 2005-68, Class DP, IF, 12.44%, 6/17/2035 (h)	74	93

Series 2010-14, Class CO, PO, 8/20/2035	226	209

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	1,034	190

Series 2005-68, Class KI, IF, IO, 4.65%, 9/20/2035 (h)	1,457	327

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	207	35

Series 2006-16, Class OP, PO, 3/20/2036	94	88

Series 2006-38, Class SW, IF, IO, 4.85%, 6/20/2036 (h)	169	11

Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,121	1,275

Series 2006-59, Class SD, IF, IO, 5.05%, 10/20/2036 (h)	321	61

Series 2006-65, Class SA, IF, IO, 5.15%, 11/20/2036 (h)	491	68

Series 2011-22, Class WA, 5.88%, 2/20/2037 (h)	452	528

Series 2007-57, PO, 3/20/2037	178	169

Series 2007-17, Class JO, PO, 4/16/2037	88	78

Series 2007-17, Class JI, IF, IO, 5.15%, 4/16/2037 (h)	816	157

Series 2007-19, Class SD, IF, IO, 4.55%, 4/20/2037 (h)	462	48

Series 2007-28, Class BO, PO, 5/20/2037	98	90

Series 2007-26, Class SC, IF, IO, 4.55%, 5/20/2037 (h)	399	50

Series 2007-27, Class SA, IF, IO, 4.55%, 5/20/2037 (h)	379	47

Series 2007-36, Class SE, IF, IO, 4.81%, 6/16/2037 (h)	230	31

Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,943

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-40, Class SB, IF, IO, 5.10%, 7/20/2037 (h)	808	135

Series 2007-42, Class SB, IF, IO, 5.10%, 7/20/2037 (h)	485	82

Series 2007-50, Class AI, IF, IO, 5.13%, 8/20/2037 (h)	296	52

Series 2007-53, Class SW, IF, 15.26%, 9/20/2037 (h)	42	56

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	138	11

Series 2009-79, Class OK, PO, 11/16/2037	147	138

Series 2007-73, Class MI, IF, IO, 4.35%, 11/20/2037 (h)	266	32

Series 2007-76, Class SA, IF, IO, 4.88%, 11/20/2037 (h)	519	66

Series 2007-72, Class US, IF, IO, 4.90%, 11/20/2037 (h)	256	42

Series 2007-79, Class SY, IF, IO, 4.90%, 12/20/2037 (h)	246	33

Series 2008-2, Class NS, IF, IO, 4.88%, 1/16/2038 (h)	520	85

Series 2008-2, Class MS, IF, IO, 5.50%, 1/16/2038 (h)	156	30

Series 2008-10, Class S, IF, IO, 4.18%, 2/20/2038 (h)	288	36

Series 2008-36, Class SH, IF, IO, 4.65%, 4/20/2038 (h)	406	6

Series 2008-40, Class SA, IF, IO, 4.74%, 5/16/2038 (h)	2,467	424

Series 2008-55, Class SA, IF, IO, 4.55%, 6/20/2038 (h)	221	38

Series 2008-71, Class SC, IF, IO, 4.35%, 8/20/2038 (h)	107	14

Series 2009-25, Class SE, IF, IO, 5.95%, 9/20/2038 (h)	191	28

Series 2008-93, Class AS, IF, IO, 4.05%, 12/20/2038 (h)	275	34

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	130	8

Series 2009-6, Class SA, IF, IO, 4.44%, 2/16/2039 (h)	309	39

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	647	116

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	268	50

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	260	64

Series 2009-22, Class SA, IF, IO, 4.62%, 4/20/2039 (h)	604	70

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	140	21

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	149	32

Series 2009-43, Class SA, IF, IO, 4.30%, 6/20/2039 (h)	262	35

Series 2009-72, Class SM, IF, IO, 4.59%, 8/16/2039 (h)	600	121

Series 2010-31, Class NO, PO, 3/20/2040	1,184	1,116

Series 2013-75, Class WA, 5.15%, 6/20/2040 (h)	1,230	1,401

Series 2010-130, Class CP, 7.00%, 10/16/2040	171	206

Series 2010-157, Class OP, PO, 12/20/2040	1,273	1,178

Series 2011-75, Class SM, IF, IO, 4.95%, 5/20/2041 (h)	827	153

Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	598	670

Series 2012-141, Class WC, 3.70%, 1/20/2042 (h)	366	405

Series 2013-54, Class WA, 4.79%, 11/20/2042 (h)	1,838	2,085

Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	815	894

Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,560

Series 2018-160, Class PA, 3.50%, 7/20/2046	5,534	5,739

Series 2012-H24, Class FG, 2.16%, 4/20/2060 (h)	25	25

Series 2013-H03, Class FA, 2.03%, 8/20/2060 (h)	3	3

Series 2012-H21, Class CF, 2.43%, 5/20/2061 (h)	44	44

Series 2013-H05, Class FB, 2.13%, 2/20/2062 (h)	210	209

Series 2012-H15, Class FA, 2.18%, 5/20/2062 (h)	3	3

Series 2012-H26, Class MA, 2.28%, 7/20/2062 (h)	27	27

Series 2012-H28, Class FA, 2.31%, 9/20/2062 (h)	66	66

Series 2012-H29, Class FA, 2.25%, 10/20/2062 (h)	1,006	1,007

Series 2012-H31, Class FD, 2.07%, 12/20/2062 (h)	1,104	1,101

Series 2013-H01, Class FA, 1.65%, 1/20/2063	675	675

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-H04, Class BA, 1.65%, 2/20/2063	349	349

Series 2013-H08, Class FC, 2.18%, 2/20/2063 (h)	1,023	1,023

Series 2013-H07, Class HA, 2.14%, 3/20/2063 (h)	1,087	1,086

Series 2013-H09, Class HA, 1.65%, 4/20/2063	635	633

Series 2013-H18, Class JA, 2.33%, 8/20/2063 (h)	2,039	2,045

Series 2014-H01, Class FD, 2.38%, 1/20/2064 (h)	1,269	1,275

Series 2014-H09, Class TA, 2.33%, 4/20/2064 (h)	1,284	1,289

Series 2015-H15, Class FD, 2.17%, 6/20/2065 (h)	1,571	1,569

Series 2015-H15, Class FJ, 2.17%, 6/20/2065 (h)	3,450	3,447

Series 2015-H16, Class FG, 2.17%, 7/20/2065 (h)	2,348	2,346

Series 2015-H23, Class FB, 2.25%, 9/20/2065 (h)	2,368	2,373

Series 2015-H32, Class FH, 2.39%, 12/20/2065 (h)	1,796	1,809

Series 2017-H08, Class XI, IO, 2.09%, 3/20/2067 (h)	8,288	951

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	472	474

Series 2005-RP3, Class 1AF, 1.98%, 9/25/2035 (b) (h)	745	657

Series 2005-RP3, Class 1AS, IO, 2.80%, 9/25/2035 ‡ (b) (h)	563	77

Series 2006-RP2, Class 1AS2, IF, IO, 4.42%, 4/25/2036 ‡ (b) (h)	2,321	402

GSR Mortgage Loan Trust

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	193	209

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	102	104

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	322	333

Series 2005-4F, Class AP, PO, 5/25/2035 ‡	6	6

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	601	640

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,132	920

Headlands Residential LLC Series 2019-RPL1, 3.97%, 6/25/2024 (b) (l)	4,600	4,672

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Impac CMB Trust

Series 2004-7, Class 1A1, 2.37%, 11/25/2034 (h)	825		841

Series 2005-4, Class 2A1, 2.23%, 5/25/2035 (h)	114		112

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 1.98%, 5/25/2036 (h)	221		216

Series 2006-2, Class 2A1, 1.98%, 8/25/2036 (h)	85		85

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (h)	343		356

Series 2006-A3, Class 6A1, 4.12%, 8/25/2034 (h)	75		76

Series 2006-A2, Class 4A1, 4.68%, 8/25/2034 (h)	268		279

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.83%, 4/25/2036 (h)	263		234

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	591		382

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (h)	157		161

Series 2004-4, Class 2A1, 4.36%, 5/25/2034 (h)	33		32

Series 2004-13, Class 3A7, 4.69%, 11/21/2034 (h)	358		368

Series 2004-15, Class 3A1, 4.32%, 12/25/2034 (h)	180		178

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	5		5

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		2

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	275		281

Series 2003-3, Class 1A1, 6.50%, 5/25/2033	111		116

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	280		289

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	213		220

Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	161		143

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	278		289

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	98		85

MASTR Asset Securitization Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(j)	—	(j)

Series 2004-8, PO, 8/25/2019 ‡	1		—	(j)

Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(j)	—

Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	20		19

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	14		12

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 1.98%, 5/25/2035 (b) (h)	1,501		1,033

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	113		96

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 2.25%, 10/25/2028 (h)	87		88

Series 2003-F, Class A1, 2.27%, 10/25/2028 (h)	877		883

Series 2004-A, Class A1, 2.09%, 4/25/2029 (h)	140		138

Series 2004-1, Class 2A1, 3.65%, 12/25/2034 (h)	202		205

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	255		259

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		36

Series 2003-A1, Class A1, 5.50%, 5/25/2033	39		41

Series 2003-A1, Class A2, 6.00%, 5/25/2033	84		87

P — stla, 7.25% 10/11/2022 ‡	2,600		2,600

Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (b) (l)	3,479		3,507

Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.28%, 5/25/2035 (h)	5		5

RALI Trust

Series 2002-QS16, Class A3, IF, 13.22%, 10/25/2017 (h)	—	(j)	—	(j)

Series 2003-QS9, Class A3, IF, IO, 5.92%, 5/25/2018 ‡ (h)	4		—	(j)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—

Series 2003-QS12, Class A2A, IF, IO, 5.97%, 6/25/2018 ‡ (h)	—	(j)	—	(j)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	7		7

Series 2004-QA6, Class NB2, 4.04%, 12/26/2034 (h)	699		616

RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.45%, 11/25/2033 (b) (h)	136		137

Residential Asset Securitization Trust

Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(j)	—	(j)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2005-A2, Class A4, IF, IO, 3.42%, 3/25/2035 ‡ (h)	1,279		119

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	296		292

RFMSI Trust

Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(j)	—	(j)

Series 2005-SA4, Class 1A1, 4.02%, 9/25/2035 (h)	173		160

RMIP, 5.60% 8/25/2021 ‡	2,171		2,171

SART

4.75%, 7/15/2024	3,499		3,569

4.76%, 6/15/2025	3,582		3,653

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058	4,271		4,651

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,725		1,956

Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 2.31%, 10/19/2034 (h)	281		284

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 2.27%, 9/25/2043 (h)	135		138

Series 2004-4, Class 3A, 3.55%, 12/25/2044 (h)	340		348

Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (l)	2,795		2,814

Vendee Mortgage Trust

Series 1994-1, Class 1, 5.27%, 2/15/2024 (h)	132		139

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	171		185

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	239		269

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	185		208

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	363		412

Series 1998-1, Class 2E, 7.00%, 3/15/2028	426		490

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	848		976

Series 2003-2, Class Z, 5.00%, 5/15/2033	3,689		4,162

vMobo, Inc. 7.50%, 5/31/2024	3,100		3,100

WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	689		707

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 4.41%, 8/25/2033 (h)	46		47

Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (h)	801		821

Series 2003-AR9, Class 2A, 4.40%, 9/25/2033 (h)	105		107

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-S9, Class P, PO, 10/25/2033 ‡	20	19

Series 2003-S9, Class A8, 5.25%, 10/25/2033	379	387

Series 2004-AR3, Class A1, 4.47%, 6/25/2034 (h)	61	62

Series 2004-AR3, Class A2, 4.47%, 6/25/2034 (h)	51	52

Series 2006-AR10, Class 2P, 3.83%, 9/25/2036 ‡ (h)	63	53

Series 2006-AR12, Class 2P, 3.33%, 10/25/2036 ‡ (h)	81	81

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-2, Class 2A3, IF, IO, 3.37%, 4/25/2035 ‡ (h)	1,090	167

Series 2005-2, Class 1A4, IF, IO, 3.42%, 4/25/2035 ‡ (h)	3,577	476

Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	970	191

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,162	1,162

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	978	200

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	220	218

Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,405	1,396

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	251	253

Total Collateralized Mortgage Obligations (Cost $256,611)		279,345

Asset-Backed Securities — 12.4%

Academic Loan Funding Trust Series 2013-1A, Class A, 2.43%, 12/26/2044 (b) (h)	924	913

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	2,304	2,319

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	600	653

Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	224	250

Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	453	490

Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	642	682

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	100	103

Series 2013-2, Class A, 4.95%, 1/15/2023	325	341

Series 2016-2, Class A, 3.65%, 6/15/2028	242	261

Series 2016-3, Class AA, 3.00%, 10/15/2028	357	379

Series 2017-1, Class AA, 3.65%, 2/15/2029	482	530

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	3,875	4,112

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275	1,408

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	3,639	3,910

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	2,178

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	942

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,723	2,903

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	544

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,665

B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	602	604

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	583	647

Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	933	1,039

Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	695	756

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	1,442	1,471

Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	2,057	2,117

Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	1,757	1,808

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (b)	3,562	3,675

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	115	115

Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	880	882

Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,904	4,894

Carvana Auto Receivables Trust

Series 2019-4A, Class A3, 2.30%, 9/15/2023 (b)	1,202	1,213

Series 2019-2A, Class C, 3.00%, 6/17/2024 (b)	4,675	4,781

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-3A, Class C, 2.71%, 10/15/2024 (b)	5,240	5,335

Chase Funding Trust Series 2003-6, Class 1A7, 5.02%, 11/25/2034 ‡ (l)	472	497

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,190

Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.39%, 12/25/2033 (h)	3	3

Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	429	430

Continental Airlines Pass-Through Trust

Series 1999-2, Class A-1, 7.26%, 3/15/2020	13	13

Series 2007-1, Class A, 5.98%, 4/19/2022	324	342

Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	359	363

CoreVest American Finance Trust Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	2,000	2,158

CPS Auto Receivables Trust

Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	1	1

Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	36	36

Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	1,137	1,143

Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	890	897

Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	164	164

CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964	3,093

Credit Acceptance Auto Loan Trust

Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	394	394

Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	574	577

Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	611

Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,543	1,552

Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,179

CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	856	1,019

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.53%, 10/25/2034 (h)	78	76

Delta Air Lines Pass-Through Trust

Series 2012-1, Class A, 4.75%, 5/7/2020	164	165

Series 2015-1, Class AA, 3.63%, 7/30/2027	266	294

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	4,879	4,996

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	2,665	2,698

Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,800	4,853

Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	2,618	2,660

Series 2018-2, Class C, 3.63%, 8/15/2024	1,304	1,313

Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	1,994

DT Auto Owner Trust Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	725	729

Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	54	54

Exeter Automobile Receivables Trust

Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	1,125	1,131

Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	2,170	2,201

Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	3,540	3,632

First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	358	360

Flagship Credit Auto Trust

Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	619	625

Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,078

Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	894	898

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,855	5,256

Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	1,301	1,340

FREED ABS Trust

Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	1,049	1,059

Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	1,736	1,748

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	77	67

GLS Auto Receivables Trust Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	451	457

GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (l)	4	4

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	315	315

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (b)	2,485	2,550

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	566	601

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	1,299	1,297

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	1,847	1,943

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	821	847

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	1,798	1,933

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	200	203

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 1.83%, 3/25/2036 ‡ (h)	48	48

Kabbage Funding LLC

Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	6,044	6,164

Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (b)	3,070	3,112

KGS-Alpha SBA COOF Trust

Series 2012-2, Class A, IO, 0.76%, 8/25/2038 ‡ (b) (h)	3,228	66

Series 2013-2, Class A, IO, 2.13%, 3/25/2039 ‡ (b) (h)	3,151	135

Series 2015-2, Class A, IO, 4.16%, 7/25/2041 ‡ (b) (h)	1,021	114

Lendingpoint Asset Securitization Trust Series 2019-2, Class A, 3.07%, 11/10/2025 (b)	3,377	3,387

Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (b)	3,319	3,429

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	3,908	3,922

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,422	1,427

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	656	740

MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (b)	4,347	4,424

NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.02%, 12/7/2020 (h)	220	220

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.06%, 11/25/2033 ‡ (l)	385	399

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,801	1,807

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,927

OneMain Financial Issuance Trust

Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	145	145

Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,834

Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	1,455	1,457

Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	5,756	5,968

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	3,010	3,077

Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (l)	1,231	1,243

Progress Residential Trust

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	5,187	5,191

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	295	295

Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	1,200	1,201

Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (b)	5,000	5,090

Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	860	866

Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,720

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (l)	287	118

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	723	763

Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 2/15/2023 (b)	4,200	4,204

Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (b)	3,955	3,937

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (l)	205	190

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (b)	2,756	2,795

SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	155	155

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	357	383

Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,049

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	430	440

Synchrony Card Funding LLC

Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,846

Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,125

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,683

Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	1,039	1,040

Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	1,765	1,780

United Airlines Pass-Through Trust

Series 2018-1, Class B, 4.60%, 3/1/2026	198	209

Series 2016-1, Class A, 3.45%, 7/7/2028	907	975

Series 2018-1, Class AA, 3.50%, 3/1/2030	1,020	1,108

Series 2018-1, Class A, 3.70%, 3/1/2030	692	742

Series 2019-1, Class AA, 4.15%, 8/25/2031	995	1,126

Series 2019-1, Class A, 4.55%, 8/25/2031	889	1,021

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,314	1,406

Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (b)	5,270	5,299

Vericrest Opportunity Loan Trust

Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (b) (l)	3,006	3,023

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (l)	3,230	3,250

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,458

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (b) (l)	3,302	3,324

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (b) (l)	2,716	2,728

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (b) (l)	3,164	3,178

Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	646	652

Westlake Automobile Receivables Trust

Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	32	32

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	947	952

Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	2,500	2,565

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,326

World Omni Auto Receivables Trust

Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,987

Total Asset-Backed Securities (Cost $250,189)		256,236

Commercial Mortgage-Backed Securities — 3.9%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	582

Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (h)	1,300	1,471

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.93%, 5/27/2021 (b) (h)	2,600	2,559

Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,910

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	483

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,729

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.62%, 6/11/2041 ‡ (b) (h)	181	—	(j)

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (b) (h)	63	3

COBALT CMBS Commercial Mortgage Trust

Series 2006-C1, IO, 0.89%, 8/15/2048 ‡ (h)	492	7

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,781

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (h)	1,060	1,101

Series 2006-GG7, Class AM, 5.72%, 7/10/2038 (h)	46	47

Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045 ‡ (h)	2,352	77

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ02, Class A2, 2.60%, 9/25/2020	23	23

Series KJ09, Class A2, 2.84%, 9/25/2022	1,988	2,052

Series KS01, Class A2, 2.52%, 1/25/2023	963	985

Series KPLB, Class A, 2.77%, 5/25/2025	353	376

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,874

Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,727

Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,464

Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,944

FNMA ACES

Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	58	58

Series 2014-M3, Class A2, 3.48%, 1/25/2024 (h)	1,930	2,072

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (h)	1,181	1,257

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	9,318

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	4,174

Series 2018-M8, Class A2, 3.33%, 6/25/2028 (h)	2,580	2,905

Series 2018-M10, Class A2, 3.38%, 7/25/2028 (h)	3,335	3,760

Series 2017-M5, Class A2, 3.17%, 4/25/2029 (h)	3,376	3,774

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	1,148

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.83%, 11/15/2038 ‡ (b) (h)	2,166	—	(j)

ML-CFC Commercial Mortgage Trust

Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (b) (h)	404	—	(j)

Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.58%, 12/15/2043 ‡ (b) (h)	441	—	(j)

Series 2007-HQ11, Class X, IO, 0.22%, 2/12/2044 ‡ (b) (h)	479	—	(j)

MRCD Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	2,137

Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (b)	2,685	2,691

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	690

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,317

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	897

Series 2012-C2, Class XA, IO, 1.31%, 5/10/2063 ‡ (b) (h)	7,015	181

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,051

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,450

Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.71%, 3/18/2028 (b) (h)	2,500	2,497

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,645	1,678

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (b) (h)	400	416

Series 2012-C6, Class A4, 3.44%, 4/15/2045	792	811

Total Commercial Mortgage-Backed Securities (Cost $74,661)		79,477

U.S. Government Agency Securities — 0.8%

Resolution Funding Corp. STRIPS

DN, 3.09%, 1/15/2026 (a)	388	358

DN, 2.86%, 10/15/2027 (a)	510	455

Tennessee Valley Authority

5.88%, 4/1/2036	6,839	10,565

4.63%, 9/15/2060	304	487

Tennessee Valley Authority STRIPS

DN, 3.70%, 11/1/2025 (a)	5,000	4,624

DN, 4.86%, 6/15/2035 (a)	800	579

Total U.S. Government Agency Securities (Cost $14,572)		17,068

Municipal Bonds — 0.6% (m)

California — 0.0% (c)

General Obligation — 0.0% (c)

State of California, Various Purpose GO, 7.30%, 10/1/2039	350	567

Transportation — 0.0% (c)

City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	440	622

Total California		1,189

New York — 0.3%

Special Tax — 0.0% (c)

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	360	496

Transportation — 0.3%

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,825	2,718

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

Series 165, Rev., 5.65%, 11/1/2040	440	656

Series 174, Rev., 4.46%, 10/1/2062	2,060	2,815

		6,189

Total New York		6,685

Ohio — 0.3%

Education — 0.2%

Ohio State University, General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	325	436

Series A, Rev., 4.80%, 6/1/2111	1,563	2,411

Rev., 5.59%, 12/1/2114	200	311

		3,158

Utility — 0.1%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,263

Total Ohio		5,421

Total Municipal Bonds (Cost $9,162)		13,295

Foreign Government Securities — 0.5%

Province of Quebec (Canada) 7.36%, 3/6/2026 (l)	377	501

Republic of Colombia (Colombia)

4.00%, 2/26/2024	922	982

4.50%, 1/28/2026	581	642

7.38%, 9/18/2037	200	296

5.63%, 2/26/2044	200	259

5.00%, 6/15/2045	515	624

Republic of Panama (Panama) 4.50%, 4/16/2050	325	405

Republic of Peru (Peru) 5.63%, 11/18/2050	88	136

Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	707

United Mexican States (Mexico)

3.60%, 1/30/2025	788	842

4.13%, 1/21/2026	316	347

3.75%, 1/11/2028	1,216	1,302

4.60%, 1/23/2046	2,113	2,397

Total Foreign Government Securities (Cost $8,533)		9,440

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.9%

Investment Companies — 2.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (n) (o) (Cost $58,434)	58,417	58,446

Investment of Cash Collateral From Securities Loaned — 0.0% (c)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (n) (o) (Cost $619)	619	619

Total Short-Term Investments (Cost $59,053)		59,065

Total Investments — 100.3% (Cost $1,913,758)		2,066,389
Liabilities in Excess of Other Assets — (0.3)%		(6,675)

NET ASSETS — 100.0%		2,059,714

Percentages indicated are based on net assets.

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of February 29, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(e)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $608,000.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2020.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	Defaulted security.
(l)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 28.2%

U.S. Treasury Bonds

6.00%, 2/15/2026	516	666

6.13%, 8/15/2029	500	725

U.S. Treasury Notes

2.75%, 9/30/2020	3,000	3,026

1.88%, 1/31/2022	700	713

1.88%, 4/30/2022	1,000	1,021

2.25%, 1/31/2024	1,500	1,577

2.25%, 11/15/2024	250	265

2.88%, 5/31/2025	299	328

2.00%, 8/15/2025	2,500	2,637

2.25%, 11/15/2025	2,000	2,140

2.25%, 11/15/2027	2,000	2,175

2.88%, 8/15/2028	2,000	2,287

3.13%, 11/15/2028	2,000	2,335

2.63%, 2/15/2029	3,200	3,611

U.S. Treasury STRIPS Bonds

4.10%, 11/15/2021 (a)	1,525	1,500

2.86%, 2/15/2022 (a)	2,400	2,355

2.89%, 11/15/2022 (a)	1,300	1,268

2.80%, 5/15/2023 (a)	685	664

2.23%, 8/15/2023 (a)	3,890	3,765

2.53%, 11/15/2023 (a)	744	718

2.24%, 2/15/2024 (a)	4,406	4,239

2.26%, 5/15/2024 (a)	200	192

2.99%, 5/15/2025 (a)	200	190

2.40%, 5/15/2026 (a)	200	187

3.61%, 8/15/2026 (a)	47	44

3.75%, 11/15/2026 (a)	300	279

2.97%, 2/15/2027 (a)	100	93

4.03%, 8/15/2027 (a)	100	92

4.06%, 11/15/2027 (a)	140	128

3.13%, 2/15/2028 (a)	53	48

2.56%, 5/15/2028 (a)	10	9

3.33%, 8/15/2028 (a)	200	181

Total U.S. Treasury Obligations (Cost $37,628)		39,458

Corporate Bonds — 27.2%

Aerospace & Defense — 0.6%

Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	43	45

General Dynamics Corp. 3.50%, 5/15/2025	100	110

L3Harris Technologies, Inc. 3.85%, 12/15/2026 (b)	70	77

Lockheed Martin Corp. 3.10%, 1/15/2023	174	182

Northrop Grumman Corp. 2.93%, 1/15/2025	150	159

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued

United Technologies Corp.

3.95%, 8/16/2025	150	168

4.13%, 11/16/2028	100	117

		858

Automobiles — 0.6%

Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020 (b)	150	150

General Motors Co. 4.20%, 10/1/2027	500	522

Hyundai Capital America 2.85%, 11/1/2022 (b)	200	205

		877

Banks — 5.3%

Bank of America Corp.

3.30%, 1/11/2023	90	94

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	60	62

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	100	103

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	42	44

Series L, 3.95%, 4/21/2025	154	168

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	610	659

Bank of Montreal (Canada) 2.35%, 9/11/2022	200	204

Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	152

Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	327

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	158

Citibank NA 2.13%, 10/20/2020	350	352

Citigroup, Inc.

4.40%, 6/10/2025	115	128

4.45%, 9/29/2027	150	169

(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	359

Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	56

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (b)	201	226

Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	118	124

Discover Bank 3.35%, 2/6/2023	250	262

Fifth Third Bancorp 2.38%, 1/28/2025	64	66

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	200	206

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (c)	200	205

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Huntington National Bank (The) 2.88%, 8/20/2020	250	251

Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	271

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.85%, 3/1/2026	225	250

PNC Financial Services Group, Inc. (The)

4.38%, 8/11/2020	133	135

Regions Financial Corp. 2.75%, 8/14/2022	107	110

Royal Bank of Canada (Canada) 2.25%, 11/1/2024	100	102

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	200	219

Swedbank AB (Sweden) 2.20%, 3/4/2020 (b)	300	300

Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	201

Truist Bank 2.25%, 6/1/2020	250	250

US Bancorp

Series V, 2.38%, 7/22/2026	133	139

Series X, 3.15%, 4/27/2027	68	75

Wells Fargo & Co.

2.63%, 7/22/2022	250	256

3.00%, 2/19/2025	99	104

4.10%, 6/3/2026	21	23

4.30%, 7/22/2027	30	34

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	250	272

Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	309

		7,425

Beverages — 0.4%

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	265	313

Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	71

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	75	84

4.60%, 5/25/2028	50	58

		526

Biotechnology — 0.2%

AbbVie, Inc. 4.25%, 11/14/2028	100	114

Baxalta, Inc. 3.60%, 6/23/2022	23	24

Biogen, Inc. 3.63%, 9/15/2022	30	32

Gilead Sciences, Inc.

3.70%, 4/1/2024	36	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued

3.50%, 2/1/2025	25	27

3.65%, 3/1/2026	57	63

		299

Building Products — 0.0% (d)

Johnson Controls International plc 3.75%, 12/1/2021	3	3

Capital Markets — 2.2%

Bank of New York Mellon Corp. (The) 3.25%, 9/11/2024	150	161

Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	56

Charles Schwab Corp. (The)

3.23%, 9/1/2022	40	42

3.20%, 1/25/2028	200	218

Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	38

Goldman Sachs Group, Inc. (The)

2.35%, 11/15/2021	200	201

3.00%, 4/26/2022	80	81

3.75%, 5/22/2025	257	278

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	249	273

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	94

Invesco Finance plc

4.00%, 1/30/2024	71	78

3.75%, 1/15/2026	125	139

Jefferies Group LLC 6.88%, 4/15/2021	50	53

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	110

Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (b)	40	42

Morgan Stanley

5.75%, 1/25/2021	100	104

5.50%, 7/28/2021	100	105

3.70%, 10/23/2024	83	90

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	500	547

Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	84

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	18

State Street Corp. 3.10%, 5/15/2023	36	38

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	35

UBS AG (Switzerland) 2.45%, 12/1/2020 (b)	200	201

		3,086

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — 0.4%

Ecolab, Inc.

3.25%, 1/14/2023	88	92

3.25%, 12/1/2027	43	48

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	10

Mosaic Co. (The) 3.25%, 11/15/2022	21	22

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	48

Sherwin-Williams Co. (The)

3.30%, 2/1/2025	110	115

3.45%, 6/1/2027	51	56

Union Carbide Corp. 7.50%, 6/1/2025	100	124

		515

Commercial Services & Supplies — 0.2%

Republic Services, Inc. 3.38%, 11/15/2027	200	221

Communications Equipment — 0.0% (d)

Cisco Systems, Inc. 2.95%, 2/28/2026	44	47

Construction Materials — 0.2%

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	78	84

3.50%, 12/15/2027	160	175

		259

Consumer Finance — 1.0%

American Express Co. 3.38%, 5/17/2021	100	102

American Honda Finance Corp. 1.95%, 7/20/2020	200	200

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (b)	150	161

3.95%, 7/1/2024 (b)	20	21

Capital One Financial Corp. 3.20%, 2/5/2025	235	248

Caterpillar Financial Services Corp.

1.85%, 9/4/2020	200	200

2.85%, 6/1/2022	58	60

John Deere Capital Corp.

3.15%, 10/15/2021	33	34

2.70%, 1/6/2023	89	93

2.65%, 6/24/2024	100	105

Toyota Motor Credit Corp. 2.00%, 10/7/2024	150	154

		1,378

Containers & Packaging — 0.1%

Packaging Corp. of America 3.00%, 12/15/2029	100	105

WRKCo, Inc. 3.00%, 9/15/2024	80	84

		189

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — 1.3%

AIG Global Funding 2.15%, 7/2/2020 (b)	150	150

GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	350

GTP Acquisition Partners I LLC 2.35%, 6/15/2020 (b)	174	175

National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	205

ORIX Corp. (Japan) 2.90%, 7/18/2022	81	83

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	500	518

Series KK, 3.55%, 1/15/2024	200	219

Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	108

		1,808

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

3.60%, 7/15/2025	150	161

7.88%, 2/15/2030	350	485

Qwest Corp. 6.75%, 12/1/2021	148	157

Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	31	31

Verizon Communications, Inc.

4.33%, 9/21/2028	160	188

4.50%, 8/10/2033	208	255

		1,277

Electric Utilities — 1.8%

Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	44

Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	215

DTE Electric Co. 2.65%, 6/15/2022	20	20

Duke Energy Corp. 3.75%, 4/15/2024	300	322

Duke Energy Indiana LLC 3.75%, 7/15/2020	60	60

Duke Energy Progress LLC 2.80%, 5/15/2022	40	41

Edison International 4.13%, 3/15/2028	150	164

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	200	215

Entergy Mississippi LLC 2.85%, 6/1/2028	186	197

Evergy Metro, Inc. 3.15%, 3/15/2023	47	49

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	200	225

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	97

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	28	30

Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	142

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Public Service Co. of Colorado 3.20%, 11/15/2020	51	51

Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	76

Southern California Edison Co. 1.85%, 2/1/2022	17	17

Southern Co. (The) 3.25%, 7/1/2026	317	341

Virginia Electric & Power Co.

Series C, 2.75%, 3/15/2023	191	197

3.45%, 2/15/2024	21	23

		2,526

Electrical Equipment — 0.1%

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	42

Eaton Corp. 3.10%, 9/15/2027	140	153

		195

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	16	17

3.88%, 1/12/2028	100	105

		122

Energy Equipment & Services — 0.2%

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	153

Halliburton Co. 3.80%, 11/15/2025	107	117

Schlumberger Investment SA 3.30%, 9/14/2021 (b)	47	49

		319

Entertainment — 0.0% (d)

Walt Disney Co. (The) 7.70%, 10/30/2025	50	66

Equity Real Estate Investment Trusts (REITs) — 1.2%

American Tower Corp.

3.50%, 1/31/2023	80	84

5.00%, 2/15/2024	38	43

Boston Properties LP 3.20%, 1/15/2025	152	162

Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	54

ERP Operating LP 4.63%, 12/15/2021	255	268

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	56

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	68	71

Healthpeak Properties, Inc.

4.20%, 3/1/2024	17	18

3.88%, 8/15/2024	205	223

3.40%, 2/1/2025	38	41

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Realty Income Corp.

3.88%, 7/15/2024	50	55

3.65%, 1/15/2028	150	168

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	160

SITE Centers Corp. 3.63%, 2/1/2025	12	13

Ventas Realty LP

3.75%, 5/1/2024	44	47

3.50%, 2/1/2025	27	29

4.13%, 1/15/2026	62	69

Welltower, Inc. 4.50%, 1/15/2024	100	110

		1,671

Food & Staples Retailing — 0.1%

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (b)	23	24

Kroger Co. (The) 4.00%, 2/1/2024	90	97

		121

Food Products — 0.6%

Campbell Soup Co. 3.95%, 3/15/2025	50	54

Cargill, Inc. 3.30%, 3/1/2022 (b)	100	103

General Mills, Inc. 4.20%, 4/17/2028	200	231

Kellogg Co. 3.40%, 11/15/2027	95	103

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	104

Smithfield Foods, Inc. 5.20%, 4/1/2029 (b)	7	8

Tyson Foods, Inc. 3.95%, 8/15/2024	73	80

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	109

		792

Gas Utilities — 0.0% (d)

Atmos Energy Corp. 2.63%, 9/15/2029	42	44

Health Care Equipment & Supplies — 0.1%

Boston Scientific Corp. 3.75%, 3/1/2026	50	55

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	19	20

3.55%, 4/1/2025	50	54

		129

Health Care Providers & Services — 1.0%

Aetna, Inc. 2.80%, 6/15/2023	200	206

Anthem, Inc.

3.13%, 5/15/2022	115	119

3.50%, 8/15/2024	106	113

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Cigna Corp.

3.05%, 11/30/2022 (b)	200	206

3.50%, 6/15/2024 (b)	72	77

CVS Health Corp. 4.10%, 3/25/2025	180	197

HCA, Inc. 4.13%, 6/15/2029	150	165

Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	220

UnitedHealth Group, Inc. 3.38%, 11/15/2021	112	115

		1,418

Hotels, Restaurants & Leisure — 0.1%

Starbucks Corp. 3.80%, 8/15/2025	150	165

Household Durables — 0.1%

DR Horton, Inc. 2.55%, 12/1/2020	150	151

Household Products — 0.0% (d)

Kimberly-Clark Corp. 2.40%, 3/1/2022	20	20

Procter & Gamble — ESOP Series A, 9.36%, 1/1/2021	12	13

		33

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC

3.40%, 3/15/2022	80	83

4.25%, 6/15/2022	37	39

		122

Industrial Conglomerates — 0.0% (d)

Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	37

Roper Technologies, Inc. 3.80%, 12/15/2026	15	17

		54

Insurance — 1.4%

Allstate Corp. (The) 3.15%, 6/15/2023	61	65

American International Group, Inc. 3.75%, 7/10/2025	161	176

Aon plc 3.88%, 12/15/2025	143	159

Assurant, Inc. 4.20%, 9/27/2023	90	97

Athene Global Funding 2.95%, 11/12/2026 (b)	150	158

Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	135

CNA Financial Corp.

3.95%, 5/15/2024	52	56

4.50%, 3/1/2026	38	43

Guardian Life Global Funding 2.50%, 5/8/2022 (b)	125	128

Lincoln National Corp. 4.20%, 3/15/2022	35	37

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	44	50

Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	50	52

Metropolitan Life Global Funding I 3.45%, 12/18/2026 (b)	250	276

Principal Financial Group, Inc. 3.10%, 11/15/2026	150	161

Protective Life Global Funding 2.62%, 8/22/2022 (b)	200	206

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	196

		1,995

IT Services — 0.1%

International Business Machines Corp. 3.50%, 5/15/2029	100	112

Western Union Co. (The) 3.60%, 3/15/2022	20	21

		133

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc.

4.15%, 2/1/2024	34	37

3.20%, 8/15/2027	100	108

		145

Machinery — 0.3%

Caterpillar, Inc. 2.60%, 6/26/2022	31	32

Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	190

Otis Worldwide Corp. 2.57%, 2/15/2030 (b)	44	45

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	110	120

		387

Media — 0.7%

Charter Communications Operating LLC 4.91%, 7/23/2025	160	179

Comcast Corp.

3.00%, 2/1/2024	117	123

3.38%, 2/15/2025	77	83

3.38%, 8/15/2025	80	87

3.95%, 10/15/2025	14	16

3.15%, 3/1/2026	16	17

Cox Communications, Inc. 3.50%, 8/15/2027 (b)	154	166

Discovery Communications LLC 4.38%, 6/15/2021	78	81

Fox Corp. 4.71%, 1/25/2029 (b)	35	41

ViacomCBS, Inc. 4.00%, 1/15/2026	208	228

		1,021

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — 0.1%

Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029 (b)	60	68

Nucor Corp. 4.00%, 8/1/2023	27	29

Steel Dynamics, Inc. 3.45%, 4/15/2030	21	22

		119

Multiline Retail — 0.1%

Dollar General Corp. 4.13%, 5/1/2028	150	172

Multi-Utilities — 0.6%

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	175

DTE Energy Co. Series B, 3.30%, 6/15/2022	79	82

NiSource, Inc. 3.85%, 2/15/2023	200	210

Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	105

Sempra Energy 4.05%, 12/1/2023	48	52

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	96

WEC Energy Group, Inc. 3.55%, 6/15/2025	87	95

		815

Oil, Gas & Consumable Fuels — 2.2%

Apache Corp. 3.25%, 4/15/2022	18	18

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	111

BP Capital Markets plc (United Kingdom)

3.81%, 2/10/2024	166	180

3.51%, 3/17/2025	60	65

Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	88

Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	27

Cenovus Energy, Inc. (Canada) 3.00%, 8/15/2022	21	22

Chevron Corp. 2.36%, 12/5/2022	40	41

CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	219

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	60

Energy Transfer Operating LP

3.60%, 2/1/2023	28	29

4.90%, 2/1/2024	61	66

4.05%, 3/15/2025	91	98

Eni SpA (Italy) 4.15%, 10/1/2020 (b)	200	203

Enterprise Products Operating LLC

2.80%, 2/15/2021	200	202

3.90%, 2/15/2024	49	53

3.75%, 2/15/2025	37	40

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	52

Marathon Petroleum Corp. 3.63%, 9/15/2024	67	72

MPLX LP

3.38%, 3/15/2023	32	34

4.25%, 12/1/2027 (b)	27	29

Newfield Exploration Co. 5.38%, 1/1/2026	100	106

Noble Energy, Inc. 3.85%, 1/15/2028	100	104

Occidental Petroleum Corp. 3.50%, 6/15/2025	30	31

ONEOK Partners LP

3.38%, 10/1/2022	12	12

5.00%, 9/15/2023	28	31

ONEOK, Inc. 3.40%, 9/1/2029	150	155

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	51	56

5.35%, 2/12/2028	42	41

6.84%, 1/23/2030 (b)	70	73

Plains All American Pipeline LP 3.60%, 11/1/2024	100	104

Sinopec Group Overseas Development Ltd. (China) 4.38%, 10/17/2023 (b)	200	217

Spectra Energy Partners LP 3.50%, 3/15/2025	63	67

TC PipeLines LP 3.90%, 5/25/2027	42	45

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	183

Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	92

		3,026

Pharmaceuticals — 0.3%

Allergan Funding SCS 3.45%, 3/15/2022	69	71

Bristol-Myers Squibb Co.

3.25%, 8/15/2022 (b)	98	102

3.40%, 7/26/2029 (b)	71	80

Eli Lilly & Co. 3.38%, 3/15/2029	70	79

Merck & Co., Inc. 3.40%, 3/7/2029	100	112

		444

Real Estate Management & Development — 0.1%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	200	207

Road & Rail — 0.6%

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	58

CSX Corp. 3.25%, 6/1/2027	162	174

ERAC USA Finance LLC

5.25%, 10/1/2020 (b)	48	49

4.50%, 8/16/2021 (b)	27	28

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	67

Norfolk Southern Corp. 2.55%, 11/1/2029	150	156

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	200	215

Ryder System, Inc.

2.50%, 5/11/2020	28	28

2.88%, 9/1/2020	86	86

		861

Semiconductors & Semiconductor Equipment — 0.3%

Analog Devices, Inc. 2.95%, 1/12/2021	70	71

Broadcom, Inc. 4.75%, 4/15/2029 (b)	50	56

Intel Corp. 3.70%, 7/29/2025	116	128

QUALCOMM, Inc. 3.25%, 5/20/2027	94	101

		356

Software — 0.2%

Oracle Corp. 2.95%, 11/15/2024	200	212

Specialty Retail — 0.3%

Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	33

Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	222

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	100	109

3.60%, 9/1/2027	62	69

		433

Technology Hardware, Storage & Peripherals — 0.2%

Apple, Inc. 2.75%, 1/13/2025	200	212

Tobacco — 0.3%

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	210

Philip Morris International, Inc. 3.38%, 8/11/2025	150	163

		373

Trading Companies & Distributors — 0.2%

Air Lease Corp. 3.63%, 12/1/2027	100	106

Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	100	105

		211

Water Utilities — 0.1%

American Water Capital Corp. 3.85%, 3/1/2024	150	163

Wireless Telecommunication Services — 0.1%

Rogers Communications, Inc. (Canada)

4.10%, 10/1/2023	160	173

Total Corporate Bonds (Cost $35,822)		38,154

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — 16.1%

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	722		744

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	112		106

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	13		11

CHL Mortgage Pass-Through Trust

Series 2004-HYB3, Class 2A, 3.85%, 6/20/2034 (e)	10		10

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	24		24

Series 2005-22, Class 2A1, 3.57%, 11/25/2035 (e)	100		92

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	—	(f)	—	(f)

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (e)	10		10

Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 4.29%, 6/25/2020 (e)	16		16

FHLMC — GNMA Series 24, Class ZE, 6.25%, 11/25/2023	10		11

FHLMC, REMIC

Series 2347, Class VP, 6.50%, 3/15/2020	—	(f)	—	(f)

Series 2999, Class ND, 4.50%, 7/15/2020	1		1

Series 1807, Class G, 9.00%, 10/15/2020	—	(f)	—	(f)

Series 1084, Class F, 2.61%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1079, Class S, HB, IF, 28.36%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1084, Class S, HB, IF, 37.76%, 5/15/2021 (e)	—	(f)	—	(f)

Series 1144, Class KB, 8.50%, 9/15/2021	1		1

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (e)	—	(f)	—	(f)

Series 1206, Class IA, 7.00%, 3/15/2022	1		1

Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)

Series 1343, Class LA, 8.00%, 8/15/2022	3		3

Series 2512, Class PG, 5.50%, 10/15/2022	36		38

Series 2535, Class BK, 5.50%, 12/15/2022	6		7

Series 1470, Class F, 2.04%, 2/15/2023 (e)	—	(f)	—	(f)

Series 2568, Class KG, 5.50%, 2/15/2023	57		59

Series 1466, Class PZ, 7.50%, 2/15/2023	10		11

Series 1491, Class I, 7.50%, 4/15/2023	4		5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1798, Class F, 5.00%, 5/15/2023	5		5

Series 1518, Class G, IF, 7.32%, 5/15/2023 (e)	4		5

Series 1541, Class O, 1.18%, 7/15/2023 (e)	4		4

Series 1608, Class L, 6.50%, 9/15/2023	15		16

Series 1602, Class SA, IF, 17.30%, 10/15/2023 (e)	2		2

Series 2283, Class K, 6.50%, 12/15/2023	6		6

Series 1700, Class GA, PO, 2/15/2024	1		1

Series 1671, Class L, 7.00%, 2/15/2024	4		4

Series 1706, Class K, 7.00%, 3/15/2024	26		28

Series 2033, Class SN, HB, IF, 26.78%, 3/15/2024 (e)	2		—	(f)

Series 1720, Class PL, 7.50%, 4/15/2024	77		82

Series 2306, Class K, PO, 5/15/2024	3		3

Series 2306, Class SE, IF, IO, 8.85%, 5/15/2024 (e)	8		1

Series 1745, Class D, 7.50%, 8/15/2024	5		6

Series 1927, Class PH, 7.50%, 1/15/2027	40		46

Series 1981, Class Z, 6.00%, 5/15/2027	15		17

Series 1987, Class PE, 7.50%, 9/15/2027	5		6

Series 2038, Class PN, IO, 7.00%, 3/15/2028	6		1

Series 2040, Class PE, 7.50%, 3/15/2028	34		39

Series 2063, Class PG, 6.50%, 6/15/2028	37		41

Series 2064, Class TE, 7.00%, 6/15/2028	4		5

Series 2075, Class PM, 6.25%, 8/15/2028	24		27

Series 2075, Class PH, 6.50%, 8/15/2028	25		28

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	8		1

Series 2125, Class JZ, 6.00%, 2/15/2029	16		17

Series 2169, Class TB, 7.00%, 6/15/2029	69		79

Series 2163, Class PC, IO, 7.50%, 6/15/2029	4		—	(f)

Series 2172, Class QC, 7.00%, 7/15/2029	29		34

Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)

Series 2201, Class C, 8.00%, 11/15/2029	11		13

Series 2210, Class Z, 8.00%, 1/15/2030	35		43

Series 2224, Class CB, 8.00%, 3/15/2030	11		13

Series 2256, Class MC, 7.25%, 9/15/2030	18		22

Series 2259, Class ZM, 7.00%, 10/15/2030	19		22

Series 2271, Class PC, 7.25%, 12/15/2030	17		20

Series 2296, Class PD, 7.00%, 3/15/2031	9		11

Series 2333, Class HC, 6.00%, 7/15/2031	23		27

Series 2344, Class ZD, 6.50%, 8/15/2031	172		198

Series 2344, Class ZJ, 6.50%, 8/15/2031	23		26

Series 2345, Class NE, 6.50%, 8/15/2031	12		14

Series 2351, Class PZ, 6.50%, 8/15/2031	18		20

Series 2410, Class OE, 6.38%, 2/15/2032	19		20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2410, Class NG, 6.50%, 2/15/2032	12	14

Series 2410, Class QX, IF, IO, 6.99%, 2/15/2032 (e)	10	2

Series 2412, Class SP, IF, 12.78%, 2/15/2032 (e)	39	51

Series 2444, Class ES, IF, IO, 6.29%, 3/15/2032 (e)	24	5

Series 2450, Class SW, IF, IO, 6.34%, 3/15/2032 (e)	10	2

Series 2423, Class MC, 7.00%, 3/15/2032	11	13

Series 2423, Class MT, 7.00%, 3/15/2032	21	25

Series 2435, Class CJ, 6.50%, 4/15/2032	87	102

Series 2441, Class GF, 6.50%, 4/15/2032	24	28

Series 2455, Class GK, 6.50%, 5/15/2032	32	37

Series 2450, Class GZ, 7.00%, 5/15/2032	33	40

Series 2466, Class DH, 6.50%, 6/15/2032	42	47

Series 2474, Class NR, 6.50%, 7/15/2032	29	33

Series 2484, Class LZ, 6.50%, 7/15/2032	44	53

Series 2500, Class MC, 6.00%, 9/15/2032	40	47

Series 2543, Class YX, 6.00%, 12/15/2032	92	104

Series 2575, Class ME, 6.00%, 2/15/2033	158	182

Series 2586, Class WI, IO, 6.50%, 3/15/2033	13	3

Series 2990, Class SL, IF, 18.41%, 6/15/2034 (e)	24	31

Series 3611, PO, 7/15/2034	21	19

Series 2990, Class UZ, 5.75%, 6/15/2035	528	607

Series 3117, Class EO, PO, 2/15/2036	52	48

Series 3117, Class OK, PO, 2/15/2036	6	5

Series 3122, Class OH, PO, 3/15/2036	47	43

Series 3152, Class MO, PO, 3/15/2036	123	114

Series 3607, Class AO, PO, 4/15/2036	31	28

Series 3137, Class XP, 6.00%, 4/15/2036	74	88

Series 3819, Class ZQ, 6.00%, 4/15/2036	206	244

Series 3149, Class SO, PO, 5/15/2036	6	5

Series 3171, Class MO, PO, 6/15/2036	33	31

Series 3179, Class OA, PO, 7/15/2036	19	18

Series 3202, Class HI, IF, IO, 4.99%, 8/15/2036 (e)	161	29

Series 3232, Class ST, IF, IO, 5.04%, 10/15/2036 (e)	29	4

Series 3417, Class EO, PO, 11/15/2036	297	286

Series 3316, Class JO, PO, 5/15/2037	5	4

Series 3607, Class OP, PO, 7/15/2037	146	131

Series 3481, Class SJ, IF, IO, 4.19%, 8/15/2038 (e)	85	16

Series 3680, Class MA, 4.50%, 7/15/2039	167	178

Series 4219, Class JA, 3.50%, 8/15/2039	286	295

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3997, Class PF, 2.11%, 11/15/2039 (e)	28		28

Series 4096, Class HA, 2.00%, 12/15/2041	247		252

Series 4374, Class NC, 3.75%, 2/15/2046 (g)	130		131

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(f)	—	(f)

Series 262, Class 35, 3.50%, 7/15/2042	438		476

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.39%, 7/25/2032 (e)	23		26

Series T-76, Class 2A, 2.27%, 10/25/2037 (e)	108		120

Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	20		27

Series T-54, Class 2A, 6.50%, 2/25/2043	201		243

Series T-54, Class 3A, 7.00%, 2/25/2043	65		80

Series T-56, Class A5, 5.23%, 5/25/2043	501		576

Series T-58, Class APO, PO, 9/25/2043	14		12

FNMA Trust, Whole Loan

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	26		31

Series 2005-W3, Class 2AF, 1.85%, 3/25/2045 (e)	90		89

FNMA, REMIC

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(f)	—	(f)

Series 1990-63, Class H, 9.50%, 6/25/2020	—	(f)	—	(f)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(f)	—	(f)

Series 1990-102, Class J, 6.50%, 8/25/2020	—	(f)	—	(f)

Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(f)	—	(f)

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(f)	—	(f)

Series 1990-134, Class SC, IF, 19.16%, 11/25/2020 (e)	—	(f)	—	(f)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(f)	—	(f)

Series 2001-4, Class PC, 7.00%, 3/25/2021	2		2

Series 1991-42, Class S, IF, 14.83%, 5/25/2021 (e)	—	(f)	—	(f)

Series G-14, Class L, 8.50%, 6/25/2021	—	(f)	—	(f)

Series G-18, Class Z, 8.75%, 6/25/2021	—	(f)	—	(f)

Series 2001-48, Class Z, 6.50%, 9/25/2021	13		13

Series G-35, Class M, 8.75%, 10/25/2021	—	(f)	—	(f)

Series 2002-1, Class HC, 6.50%, 2/25/2022	5		5

Series 1992-107, Class SB, HB, IF, 25.17%, 6/25/2022 (e)	5		6

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)

Series G92-35, Class E, 7.50%, 7/25/2022	4		4

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)

Series 1996-59, Class J, 6.50%, 8/25/2022	2		2

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	2		2

Series G93-5, Class Z, 6.50%, 2/25/2023	2		2

Series 1993-37, Class PX, 7.00%, 3/25/2023	27		28

Series 1993-25, Class J, 7.50%, 3/25/2023	4		4

Series 1998-4, Class C, PO, 4/25/2023	1		1

Series 1998-43, Class EA, PO, 4/25/2023	41		40

Series 1993-54, Class Z, 7.00%, 4/25/2023	8		9

Series 1993-62, Class SA, IF, 18.12%, 4/25/2023 (e)	2		2

Series 1993-122, Class M, 6.50%, 7/25/2023	2		2

Series 1996-14, Class SE, IF, IO, 9.00%, 8/25/2023 (e)	18		2

Series 1993-178, Class PK, 6.50%, 9/25/2023	4		5

Series 1993-165, Class SD, IF, 12.66%, 9/25/2023 (e)	1		1

Series 1993-183, Class KA, 6.50%, 10/25/2023	63		67

Series 1993-189, Class PL, 6.50%, 10/25/2023	24		26

Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)

Series 1993-247, Class SA, HB, IF, 26.42%, 12/25/2023 (e)	6		8

Series G95-1, Class C, 8.80%, 1/25/2025	3		3

Series 2005-121, Class DX, 5.50%, 1/25/2026	172		184

Series 1997-20, IO, 1.84%, 3/25/2027 (e)	5		—	(f)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	6		—	(f)

Series 1997-27, Class J, 7.50%, 4/18/2027	7		8

Series 1997-29, Class J, 7.50%, 4/20/2027	9		10

Series 1997-39, Class PD, 7.50%, 5/20/2027	21		24

Series 2012-47, Class HF, 2.03%, 5/25/2027 (e)	88		88

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5		1

Series 1998-36, Class ZB, 6.00%, 7/18/2028	4		4

Series 2000-2, Class ZE, 7.50%, 2/25/2030	39		45

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	26		5

Series 2001-36, Class DE, 7.00%, 8/25/2031	34		40

Series 2001-49, Class Z, 6.50%, 9/25/2031	6		7

Series 2001-44, Class PD, 7.00%, 9/25/2031	7		9

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-52, Class SX, IF, 18.07%, 10/25/2031 (e)	9	14

Series 2004-74, Class SW, IF, 12.18%, 11/25/2031 (e)	23	32

Series 2001-81, Class LO, PO, 1/25/2032	5	4

Series 2002-1, Class SA, IF, 19.90%, 2/25/2032 (e)	3	5

Series 2002-21, Class PE, 6.50%, 4/25/2032	18	21

Series 2002-28, Class PK, 6.50%, 5/25/2032	18	21

Series 2002-37, Class Z, 6.50%, 6/25/2032	23	26

Series 2004-61, Class SH, IF, 17.48%, 11/25/2032 (e)	26	40

Series 2003-22, Class UD, 4.00%, 4/25/2033	81	90

Series 2003-34, Class GE, 6.00%, 5/25/2033	175	199

Series 2003-39, IO, 6.00%, 5/25/2033 (e)	5	1

Series 2003-47, Class PE, 5.75%, 6/25/2033	80	90

Series 2003-64, Class SX, IF, 9.61%, 7/25/2033 (e)	10	12

Series 2003-71, Class DS, IF, 5.26%, 8/25/2033 (e)	78	89

Series 2005-56, Class TP, IF, 13.27%, 8/25/2033 (e)	49	59

Series 2003-91, Class SD, IF, 9.79%, 9/25/2033 (e)	6	8

Series 2003-116, Class SB, IF, IO, 5.97%, 11/25/2033 (e)	66	13

Series 2006-44, Class P, PO, 12/25/2033	24	22

Series 2003-130, Class SX, IF, 9.03%, 1/25/2034 (e)	3	3

Series 2004-25, Class SA, IF, 15.05%, 4/25/2034 (e)	32	46

Series 2004-46, Class SK, IF, 12.03%, 5/25/2034 (e)	22	30

Series 2004-36, Class SA, IF, 15.05%, 5/25/2034 (e)	47	70

Series 2004-50, Class VZ, 5.50%, 7/25/2034	289	328

Series 2005-74, Class CS, IF, 15.55%, 5/25/2035 (e)	28	35

Series 2005-45, Class DC, IF, 18.35%, 6/25/2035 (e)	47	69

Series 2005-56, Class S, IF, IO, 5.08%, 7/25/2035 (e)	34	8

Series 2005-68, Class PG, 5.50%, 8/25/2035	174	196

Series 2005-73, Class PS, IF, 12.63%, 8/25/2035 (e)	85	114

Series 2005-106, Class US, IF, 18.60%, 11/25/2035 (e)	56	82

Series 2006-27, Class OH, PO, 4/25/2036	46	43

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-65, Class QO, PO, 7/25/2036	24	22

Series 2006-56, Class FC, 1.92%, 7/25/2036 (e)	152	151

Series 2006-79, Class DO, PO, 8/25/2036	28	26

Series 2006-77, Class PC, 6.50%, 8/25/2036	52	60

Series 2006-110, PO, 11/25/2036	44	41

Series 2006-124, Class HB, 3.83%, 11/25/2036 (e)	66	69

Series 2007-14, Class ES, IF, IO, 4.81%, 3/25/2037 (e)	33	6

Series 2007-81, Class GE, 6.00%, 8/25/2037	76	86

Series 2007-79, Class SB, IF, 18.05%, 8/25/2037 (e)	30	51

Series 2007-88, Class VI, IF, IO, 4.91%, 9/25/2037 (e)	81	17

Series 2007-91, Class ES, IF, IO, 4.83%, 10/25/2037 (e)	229	46

Series 2007-106, Class A7, 6.18%, 10/25/2037 (e)	29	33

Series 2007-116, Class HI, IO, 1.77%, 1/25/2038 (e)	40	2

Series 2008-16, Class IS, IF, IO, 4.57%, 3/25/2038 (e)	10	1

Series 2008-10, Class XI, IF, IO, 4.60%, 3/25/2038 (e)	20	4

Series 2008-28, Class QS, IF, 15.82%, 4/25/2038 (e)	24	35

Series 2008-46, Class HI, IO, 1.89%, 6/25/2038 (e)	36	2

Series 2013-25, Class DC, 2.50%, 6/25/2039	309	317

Series 2009-69, PO, 9/25/2039	42	38

Series 2009-103, Class MB, 4.36%, 12/25/2039 (e)	52	55

Series 2010-71, Class HJ, 5.50%, 7/25/2040	136	159

Series 2011-118, Class MT, 7.00%, 11/25/2041	148	180

Series 2011-118, Class NT, 7.00%, 11/25/2041	136	162

Series 2013-101, Class DO, PO, 10/25/2043	250	228

Series 2013-128, PO, 12/25/2043	238	219

Series 2019-65, Class PA, 2.50%, 5/25/2048	344	353

FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	35	33

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 29.21%, 7/25/2037 (e)	7	13

Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (e)	14	16

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-W1, Class 1A1, 5.27%, 12/25/2042 (e)	75		84

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)

Series 300, Class 1, PO, 9/25/2024	17		16

Series 329, Class 1, PO, 1/25/2033	4		4

GNMA

Series 2010-14, Class AO, PO, 12/20/2032	11		10

Series 2003-24, PO, 3/16/2033	7		7

Series 2003-40, Class TJ, 6.50%, 3/20/2033	164		185

Series 2003-52, Class AP, PO, 6/16/2033	42		39

Series 2004-28, Class S, IF, 15.10%, 4/16/2034 (e)	12		18

Series 2004-73, Class AE, IF, 11.43%, 8/17/2034 (e)	9		10

Series 2004-71, Class SB, HB, IF, 21.38%, 9/20/2034 (e)	21		34

Series 2004-90, Class SI, IF, IO, 4.45%, 10/20/2034 (e)	125		17

Series 2005-68, Class DP, IF, 12.44%, 6/17/2035 (e)	25		31

Series 2005-68, Class KI, IF, IO, 4.65%, 9/20/2035 (e)	228		51

Series 2006-38, Class ZK, 6.50%, 8/20/2036	374		425

Series 2006-59, Class SD, IF, IO, 5.05%, 10/20/2036 (e)	25		5

Series 2007-17, Class JI, IF, IO, 5.15%, 4/16/2037 (e)	94		18

Series 2007-27, Class SA, IF, IO, 4.55%, 5/20/2037 (e)	114		14

Series 2007-45, Class QA, IF, IO, 4.99%, 7/20/2037 (e)	100		13

Series 2007-40, Class SB, IF, IO, 5.10%, 7/20/2037 (e)	162		27

Series 2007-50, Class AI, IF, IO, 5.13%, 8/20/2037 (e)	85		15

Series 2007-53, Class ES, IF, IO, 4.90%, 9/20/2037 (e)	27		4

Series 2007-53, Class SW, IF, 15.26%, 9/20/2037 (e)	21		28

Series 2009-79, Class OK, PO, 11/16/2037	83		78

Series 2007-76, Class SA, IF, IO, 4.88%, 11/20/2037 (e)	52		7

Series 2007-72, Class US, IF, IO, 4.90%, 11/20/2037 (e)	51		8

Series 2009-106, Class ST, IF, IO, 4.35%, 2/20/2038 (e)	175		26

Series 2008-33, Class XS, IF, IO, 6.04%, 4/16/2038 (e)	34		6

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-40, Class SA, IF, IO, 4.74%, 5/16/2038 (e)	103	18

Series 2008-55, Class SA, IF, IO, 4.55%, 6/20/2038 (e)	63	11

Series 2008-50, Class KB, 6.00%, 6/20/2038	127	149

Series 2008-93, Class AS, IF, IO, 4.05%, 12/20/2038 (e)	69	8

Series 2009-6, Class SA, IF, IO, 4.44%, 2/16/2039 (e)	21	3

Series 2009-31, Class TS, IF, IO, 4.65%, 3/20/2039 (e)	72	5

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	31	8

Series 2009-22, Class SA, IF, IO, 4.62%, 4/20/2039 (e)	90	10

Series 2009-92, Class ZC, 5.00%, 10/20/2039	532	616

Series 2011-137, Class WA, 5.56%, 7/20/2040 (e)	218	256

Series 2010-105, Class B, 5.00%, 8/20/2040	713	815

Series 2010-130, Class CP, 7.00%, 10/16/2040	57	69

Series 2013-91, Class WA, 4.48%, 4/20/2043 (e)	407	447

Series 2012-H24, Class FA, 2.18%, 3/20/2060 (e)	5	5

Series 2013-H03, Class FA, 2.03%, 8/20/2060 (e)	1	1

Series 2012-H21, Class DF, 2.38%, 5/20/2061 (e)	6	6

Series 2012-H26, Class MA, 2.28%, 7/20/2062 (e)	7	7

Series 2012-H29, Class FA, 2.25%, 10/20/2062 (e)	453	453

Series 2014-H15, Class FA, 2.23%, 7/20/2064 (e)	618	619

Series 2014-H17, Class FC, 2.23%, 7/20/2064 (e)	560	561

Series 2015-H15, Class FJ, 2.17%, 6/20/2065 (e)	575	575

Series 2015-H18, Class FA, 2.18%, 6/20/2065 (e)	445	444

Series 2015-H20, Class FA, 2.20%, 8/20/2065 (e)	532	532

Series 2015-H26, Class FG, 2.25%, 10/20/2065 (e)	620	621

GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	60	77

Impac Secured Assets CMN Owner Trust

Series 2002-2, Class APO, PO, 4/25/2033 ‡	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

JP Morgan Mortgage Trust

Series 2003-A1, Class 1A1, 3.64%, 10/25/2033 (e)	170		175

Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (e)	44		46

Series 2006-A2, Class 4A1, 4.68%, 8/25/2034 (e)	13		14

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (e)	40		41

Series 2004-3, Class 4A2, 3.72%, 4/25/2034 (e)	9		9

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1		1

Series 2005-6, Class 3A1, 5.50%, 11/25/2020	14		14

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	117		119

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	80		82

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	8		7

MASTR Asset Securitization Trust Series 2004-8, PO, 8/25/2019 ‡	—	(f)	—	(f)

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	8		7

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 2.25%, 10/25/2028 (e)	94		95

Series 2004-A, Class A1, 2.09%, 4/25/2029 (e)	28		28

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	34		35

NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	8		8

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		7

Series 2003-A1, Class A2, 6.00%, 5/25/2033	17		18

RALI Trust

Series 2002-QS16, Class A3, IF, 13.22%, 10/25/2017 (e)	—	(f)	—	(f)

Series 2003-QS9, Class A3, IF, IO, 5.92%, 5/25/2018 ‡ (e)	1		—	(f)

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(f)	1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	45		34

Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(f)	—	(f)

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058	546		594

Series 2019-3, Class M55D, 4.00%, 10/25/2058	103		112

Series 2019-4, Class M55D, 4.00%, 2/25/2059	357		387

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	423		451

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	95		101

Series 1994-1, Class 1, 5.27%, 2/15/2024 (e)	65		69

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	119		134

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	39		44

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	174		197

Series 1998-1, Class 2E, 7.00%, 3/15/2028	42		48

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR5, Class A7, 4.63%, 6/25/2033 (e)	37		37

Series 2004-AR3, Class A2, 4.47%, 6/25/2034 (e)	20		21

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	109		109

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

Total Collateralized Mortgage Obligations (Cost $21,195)			22,612

Mortgage-Backed Securities — 11.5%

FHLMC

Pool # 785618, ARM, 4.50%, 7/1/2026 (e)	8		8

Pool # 611141, ARM, 4.15%, 1/1/2027 (e)	9		9

Pool # 1B2656, ARM, 3.66%, 12/1/2034 (e)	37		39

Pool # 1G2557, ARM, 4.88%, 6/1/2036 (e)	68		72

Pool # 1A1085, ARM, 3.79%, 8/1/2036 (e)	70		73

Pool # 1Q0105, ARM, 4.34%, 9/1/2036 (e)	25		26

Pool # 1B7242, ARM, 4.51%, 9/1/2036 (e)	50		53

Pool # 1Q0737, ARM, 4.05%, 11/1/2036 (e)	25		26

Pool # 1N1511, ARM, 3.67%, 1/1/2037 (e)	35		37

Pool # 1J1543, ARM, 5.48%, 2/1/2037 (e)	12		13

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1Q0739, ARM, 3.89%, 3/1/2037 (e)	33		35

Pool # 1Q0722, ARM, 4.59%, 4/1/2038 (e)	28		30

FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	3		3

FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	8		8

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	1		1

Pool # C00376, 8.00%, 11/1/2024	1		1

Pool # C00414, 7.50%, 8/1/2025	2		2

Pool # C00452, 7.00%, 4/1/2026	2		3

Pool # G00981, 8.50%, 7/1/2028	5		6

Pool # A17537, 6.00%, 1/1/2034	25		30

Pool # G02682, 7.00%, 2/1/2037	20		23

Pool # Q58054, 4.50%, 11/1/2046	312		344

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	7		8

Pool # U80336, 3.50%, 5/1/2033	375		395

Pool # U90690, 3.50%, 6/1/2042	224		238

Pool # U90975, 4.00%, 6/1/2042	203		219

Pool # U91427, 3.50%, 5/1/2043	571		608

FNMA

Pool # 54844, ARM, 2.72%, 9/1/2027 (e)	2		3

Pool # 303532, ARM, 4.07%, 3/1/2029 (e)	2		2

Pool # 745446, ARM, 4.06%, 4/1/2033 (e)	32		34

Pool # 746299, ARM, 4.06%, 9/1/2033 (e)	47		49

Pool # 743546, ARM, 3.49%, 11/1/2033 (e)	39		41

Pool # 735332, ARM, 4.38%, 8/1/2034 (e)	48		51

Pool # 790964, ARM, 3.84%, 9/1/2034 (e)	28		30

Pool # 896463, ARM, 4.57%, 10/1/2034 (e)	51		54

Pool # 810896, ARM, 3.49%, 1/1/2035 (e)	36		38

Pool # 816361, ARM, 3.50%, 1/1/2035 (e)	96		101

Pool # 816594, ARM, 3.42%, 2/1/2035 (e)	25		26

Pool # 816597, ARM, 3.54%, 2/1/2035 (e)	12		12

Pool # 745862, ARM, 4.57%, 4/1/2035 (e)	29		30

Pool # 843026, ARM, 3.55%, 9/1/2035 (e)	53		55

Pool # 832801, ARM, 3.73%, 9/1/2035 (e)	61		64

Pool # 920340, ARM, 4.50%, 2/1/2036 (e)	40		42

Pool # 886558, ARM, 4.11%, 8/1/2036 (e)	12		13

Pool # 893424, ARM, 3.84%, 9/1/2036 (e)	39		41

Pool # 913984, ARM, 3.36%, 2/1/2037 (e)	15		16

Pool # 915645, ARM, 3.93%, 2/1/2037 (e)	43		45

Pool # 887094, ARM, 4.66%, 7/1/2046 (e)	51		54

FNMA UMBS, 15 Year

Pool # 735911, 6.50%, 8/1/2020	—	(f)	—	(f)

Pool # 745406, 6.00%, 3/1/2021	5		5

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 995381, 6.00%, 1/1/2024	19		20

FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	12		13

FNMA UMBS, 30 Year

Pool # 70825, 8.00%, 3/1/2021	—	(f)	—	(f)

Pool # 189190, 7.50%, 11/1/2022	1		1

Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)

Pool # 250103, 8.50%, 7/1/2024	2		2

Pool # 303031, 7.50%, 10/1/2024	1		1

Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)

Pool # 695533, 8.00%, 6/1/2027	6		7

Pool # 313687, 7.00%, 9/1/2027	1		2

Pool # 755973, 8.00%, 11/1/2028	10		12

Pool # 598559, 6.50%, 8/1/2031	13		15

Pool # 995409, 8.00%, 11/1/2032	125		150

Pool # 675555, 6.00%, 12/1/2032	26		29

Pool # 674349, 6.00%, 3/1/2033	12		13

Pool # 702901, 6.00%, 5/1/2033	41		47

Pool # 721535, 5.00%, 7/1/2033	66		76

Pool # 723852, 5.00%, 7/1/2033	24		27

Pool # 729296, 5.00%, 7/1/2033	45		51

Pool # 713700, 4.50%, 8/1/2033	26		28

Pool # 737825, 6.00%, 9/1/2033	9		10

Pool # 725027, 5.00%, 11/1/2033	42		48

Pool # 725017, 5.50%, 12/1/2033	42		48

Pool # AA0922, 6.00%, 9/1/2036	58		67

Pool # 986648, 6.00%, 9/1/2037	29		34

Pool # AD9151, 5.00%, 8/1/2040	171		193

Pool # BM3375, 4.00%, 1/1/2048	322		350

Pool # BK8753, 4.50%, 6/1/2049	483		525

FNMA, 30 Year

Pool # 252409, 6.50%, 3/1/2029	10		11

Pool # 752786, 6.00%, 9/1/2033	10		12

FNMA, Other

Pool # AL0569, 4.26%, 6/1/2021 (e)	211		218

Pool # AM8317, 2.96%, 3/1/2025	184		196

Pool # AN2309, 2.21%, 7/1/2026	467		487

Pool # AM6381, 3.29%, 8/1/2026	1,000		1,099

Pool # AM7485, 3.24%, 12/1/2026	1,000		1,102

Pool # AM7515, 3.34%, 2/1/2027	500		551

Pool # BL1211, 4.01%, 2/1/2027	199		227

Pool # AM8529, 3.03%, 4/1/2027	1,000		1,091

Pool # AM8432, 2.79%, 5/1/2027	1,000		1,077

Pool # BL1040, 3.81%, 12/1/2028	150		174

Pool # BL0907, 3.88%, 12/1/2028	300		347

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM6892, 3.76%, 9/1/2029	230		266

Pool # BM4162, 3.20%, 10/1/2029 (e)	297		326

Pool # BL4333, 2.52%, 11/1/2029	400		427

Pool # 109707, 3.80%, 9/1/2033	238		271

Pool # 888408, 6.00%, 3/1/2037	29		34

Pool # 257172, 5.50%, 4/1/2038	9		10

Pool # MA1125, 4.00%, 7/1/2042	366		394

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2049 (h)	500		514

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(f)	—	(f)

Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)

Pool # 363030, 7.00%, 9/15/2023	17		18

Pool # 352022, 7.00%, 11/15/2023	1		1

Pool # 366706, 6.50%, 1/15/2024	6		7

Pool # 371281, 7.00%, 2/15/2024	5		5

Pool # 782507, 9.50%, 10/15/2024	1		2

Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)

Pool # 780965, 9.50%, 12/15/2025	1		1

Pool # 442119, 7.50%, 11/15/2026	2		2

Pool # 411829, 7.50%, 7/15/2027	2		2

Pool # 468149, 8.00%, 8/15/2028	1		1

Pool # 468236, 6.50%, 9/15/2028	35		39

Pool # 486537, 7.50%, 9/15/2028	3		3

Pool # 466406, 6.00%, 11/15/2028	22		24

Pool # 607645, 6.50%, 2/15/2033	10		11

Pool # 781614, 7.00%, 6/15/2033	17		20

Pool # 782615, 7.00%, 6/15/2035	49		58

Pool # 782025, 6.50%, 12/15/2035	60		71

Pool # 681638, 6.00%, 12/15/2038	68		75

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	—	(f)	1

Pool # 1989, 8.50%, 4/20/2025	3		3

Pool # 2006, 8.50%, 5/20/2025	3		3

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	1		1

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	1		2

Pool # 2324, 8.00%, 11/20/2026	1		1

Pool # 2499, 8.00%, 10/20/2027	3		3

Pool # 2512, 8.00%, 11/20/2027	2		3

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2549, 7.50%, 2/20/2028	1		1

Pool # 2562, 6.00%, 3/20/2028	13		14

Pool # 2606, 8.00%, 6/20/2028	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)

Pool # 2646, 7.50%, 9/20/2028	3		3

Pool # 4245, 6.00%, 9/20/2038	72		83

Pool # BA7567, 4.50%, 5/20/2048	299		318

Pool # BI0416, 4.50%, 11/20/2048	346		369

Pool # BM9692, 4.50%, 7/20/2049	198		214

Pool # BQ3224, 4.50%, 9/20/2049	496		542

GNMA II, Other

Pool # AD0860, 3.50%, 11/20/2033	400		419

Total Mortgage-Backed Securities (Cost $15,087)			16,043

Asset-Backed Securities — 9.5%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	123		124

Ally Auto Receivables Trust

Series 2018-2, Class A3, 2.92%, 11/15/2022	216		219

Series 2019-1, Class A3, 2.91%, 9/15/2023	69		70

American Airlines Pass-Through Trust

Series 2013-2, Class A, 4.95%, 1/15/2023	94		99

Series 2016-3, Class AA, 3.00%, 10/15/2028	71		76

American Credit Acceptance Receivables Trust

Series 2018-3, Class B, 3.49%, 6/13/2022 (b)	20		20

Series 2019-1, Class A, 3.06%, 7/12/2022 (b)	28		28

Series 2019-4, Class B, 2.43%, 10/12/2023 (b)	135		137

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135		139

AmeriCredit Automobile Receivables Trust

Series 2017-3, Class A3, 1.90%, 3/18/2022	30		30

Series 2018-1, Class A3, 3.07%, 12/19/2022	98		99

Series 2018-2, Class A3, 3.15%, 3/20/2023	148		150

Series 2019-1, Class A3, 2.97%, 11/20/2023	61		62

Series 2019-2, Class A3, 2.28%, 1/18/2024	250		254

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100		102

B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	50		50

BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	230		233

British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	62		69

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

CarMax Auto Owner Trust

Series 2018-2, Class A3, 2.98%, 1/17/2023	136	138

Series 2018-3, Class A3, 3.13%, 6/15/2023	234	239

Series 2019-1, Class A3, 3.05%, 3/15/2024	220	226

Series 2020-1, Class A3, 1.89%, 12/16/2024	87	88

Carvana Auto Receivables Trust Series 2019-2A, Class A3, 2.58%, 3/15/2023 (b)	350	353

Continental Airlines Pass-Through Trust Series 1999-2, Class A-1, 7.26%, 3/15/2020	2	2

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	100	103

CPS Auto Receivables Trust

Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	191	192

Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	200	202

Series 2019-D, Class A, 2.17%, 12/15/2022 (b)	81	81

Series 2020-A, Class A, 2.09%, 5/15/2023 (b)	96	96

CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021 (b)	2	2

Credit Acceptance Auto Loan Trust

Series 2018-2A, Class A, 3.47%, 5/17/2027 (b)	250	254

Series 2019-3A, Class A, 2.38%, 11/15/2028 (b)	250	254

Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	250	253

CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	43	51

Drive Auto Receivables Trust

Series 2019-1, Class A3, 3.18%, 10/17/2022	127	127

Series 2018-4, Class B, 3.36%, 10/17/2022	37	37

Series 2019-4, Class A3, 2.16%, 5/15/2023	50	51

Series 2020-1, Class A3, 2.02%, 11/15/2023	42	42

Series 2018-2, Class C, 3.63%, 8/15/2024	74	75

DT Auto Owner Trust Series 2019-1A, Class A, 3.08%, 9/15/2022 (b)	32	32

Exeter Automobile Receivables Trust

Series 2016-1A, Class C, 5.52%, 10/15/2021 (b)	16	16

Series 2019-4A, Class A, 2.18%, 1/17/2023 (b)	182	183

Series 2020-1A, Class A, 2.05%, 6/15/2023 (b)	84	84

Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	113	119

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

First Investors Auto Owner Trust

Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	96	97

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (b)	68	68

Series 2019-1A, Class A, 2.89%, 3/15/2024 (b)	58	58

Flagship Credit Auto Trust

Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	93	94

Series 2016-1, Class C, 6.22%, 6/15/2022 (b)	400	409

Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	53	53

Series 2018-3, Class A, 3.07%, 2/15/2023 (b)	39	39

Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	105	108

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	88	89

Series 2019-A, Class A3, 2.90%, 5/15/2022	115	116

Series 2020-A, Class A3, 1.85%, 3/15/2023	55	56

FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	100	100

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	18	16

GM Financial Automobile Leasing Trust

Series 2018-2, Class A3, 3.06%, 6/21/2021	74	75

Series 2018-3, Class A3, 3.18%, 6/21/2021	94	95

Series 2018-1, Class A4, 2.68%, 12/20/2021	76	76

Series 2019-1, Class A3, 2.98%, 12/20/2021	91	92

GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	134	135

GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (g)	1	1

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	28	28

Honda Auto Receivables Owner Trust

Series 2017-3, Class A3, 1.79%, 9/20/2021	25	25

Series 2018-2, Class A3, 3.01%, 5/18/2022	128	129

Series 2019-4, Class A3, 1.83%, 1/18/2024	180	183

Hyundai Auto Lease Securitization Trust

Series 2018-B, Class A4, 3.20%, 6/15/2022 (b)	127	129

Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	340	345

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Hyundai Auto Receivables Trust

Series 2017-B, Class A3, 1.77%, 1/18/2022	95	95

Series 2018-A, Class A3, 2.79%, 7/15/2022	78	79

Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	150	153

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	869	872

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A3, 3.10%, 11/15/2021	40	40

Series 2019-B, Class A3, 2.00%, 10/17/2022	50	50

Series 2020-A, Class A3, 1.84%, 12/15/2022	68	69

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (b)	164	167

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	491	497

Progress Residential Trust

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	779	779

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	200	201

Santander Drive Auto Receivables Trust

Series 2019-1, Class A3, 3.00%, 12/15/2022	55	55

Series 2019-2, Class A3, 2.59%, 5/15/2023	110	111

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (b)	225	229

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (g)	28	26

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	41	44

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	268

Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022 (b)	168	170

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A2, 1.67%, 11/15/2022	220	221

Series 2020-A, Class A3, 1.66%, 5/15/2024	180	182

United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	107	113

US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (b)	100	102

Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (g)	100	101

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	102

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (b) (g)	149	150

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	161

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	130	131

Series 2017-B, Class A3, 1.95%, 2/15/2023	74	75

World Omni Automobile Lease Securitization Trust

Series 2018-B, Class A3, 3.19%, 12/15/2021	93	94

Series 2019-A, Class A3, 2.94%, 5/16/2022	125	128

Total Asset-Backed Securities (Cost $13,162)		13,342

Commercial Mortgage-Backed Securities — 5.6%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (e)	145	152

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (b) (e)	10	—	(f)

Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	311

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KF12, Class A, 2.36%, 9/25/2022 (e)	87	87

Series KSMC, Class A2, 2.62%, 1/25/2023	500	517

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500	545

Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	350	360

Series K737, Class AM, 2.10%, 10/25/2026	305	314

Series K069, Class A2, 3.19%, 9/25/2027 (e)	500	552

Series K081, Class A1, 3.88%, 2/25/2028	116	129

Series K083, Class A2, 4.05%, 9/25/2028 (e)	297	351

Series K088, Class A2, 3.69%, 1/25/2029	480	555

FNMA ACES

Series 2010-M3, Class A3, 4.33%, 3/25/2020 (e)	9	9

Series 2015-M17, Class FA, 2.69%, 11/25/2022 (e)	150	151

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	505	537

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	636	675

Series 2015-M7, Class A2, 2.59%, 12/25/2024	808	844

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (e)	500	546

Series 2018-M13, Class A1, 3.70%, 3/25/2030 (e)	223	254

MRCD Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	209

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116	120

UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	108

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	500	505

Total Commercial Mortgage-Backed Securities (Cost $7,338)		7,831

U.S. Government Agency Securities — 0.3%

Resolution Funding Corp. STRIPS

1.80%, 7/15/2020 (a)	250	249

DN, 3.10%, 1/15/2026 (a)	60	55

DN, 2.86%, 10/15/2027 (a)	80	72

Total U.S. Government Agency Securities (Cost $365)		376

Foreign Government Securities — 0.2%

United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $248)	244	254

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.7%

Investment Companies — 1.7%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (i) (j) (Cost $2,363)	2,363	2,364

Total Investments — 100.3% (Cost $133,208)		140,434
Liabilities in Excess of Other Assets — (0.3)%		(432)

NET ASSETS — 100.0%		140,002

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of February 29, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(f)	Amount rounds to less than one thousand.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,007,324		$138,070
Investments in affiliates, at value	58,446		2,364
Investment of cash collateral received from securities loaned, at value (See Note 2.D.)	619		—
Cash	951		—
Receivables:
Investment securities sold	79		3
Interest from non-affiliates	8,492		565
Dividends from affiliates	87		4
Securities lending income (See Note 2.D.)	—	(a)	—
Due from adviser	—		4

Total Assets	2,075,998		141,010

LIABILITIES:
Payables:
Due to custodian	—		1
Investment securities purchased	—		437
Investment securities purchased — delayed delivery securities	15,353		512
Collateral received on securities loaned (See Note 2.D.)	619		—
Accrued liabilities:
Investment advisory fees	196		—
Custodian and accounting fees	42		22
Other	74		36

Total Liabilities	16,284		1,008

Net Assets	$2,059,714		$140,002

NET ASSETS:
Paid-in-Capital	$1,897,950		$133,722
Total distributable earnings (loss)	161,764		6,280

Total Net Assets	$2,059,714		$140,002

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	190,720		13,755
Net asset value, offering and redemption price per share (b)	$10.80		$10.18

Cost of investments in non-affiliates	$1,854,705		$130,845
Cost of investments in affiliates	58,434		2,363
Investment securities on loan, at value (See Note 2.D.)	608		—
Cost of investment of cash collateral (See Note 2.D.)	619		—

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2020

(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$65,845	$4,399
Interest income from affiliates	1	—	(a)
Dividend income from affiliates	1,632	54
Income from securities lending (net) (See Note 2.D.)	— (a)	—	(a)

Total investment income	67,478	4,453

EXPENSES:
Investment advisory fees	5,715	397
Administration fees	1,996	139
Custodian and accounting fees	192	99
Interest expense to affiliates	1	—	(a)
Professional fees	112	68
Trustees’ and Chief Compliance Officer’s fees	33	26
Printing and mailing costs	12	6
Transfer agency fees	14	1
Other	50	6

Total expenses	8,125	742

Less fees waived	(5,281)	(532)
Less expense reimbursements	—	(7)

Net expenses	2,844	203

Net investment income (loss)	64,634	4,250

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	22,241	482
Investments in affiliates	(3)	—	(a)

Net realized gain (loss)	22,238	482

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	140,626	6,943
Investments in affiliates	8	1

Change in net unrealized appreciation/depreciation	140,634	6,944

Net realized/unrealized gains (losses)	162,872	7,426

Change in net assets resulting from operations	$227,506	$11,676

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$64,634	$70,939	$4,250	$4,812
Net realized gain (loss)	22,238	(4,119)	482	(471)
Change in net unrealized appreciation/depreciation	140,634	(5,086)	6,944	486

Change in net assets resulting from operations	227,506	61,734	11,676	4,827

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(72,316)	(76,166)	(4,272)	(4,810)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	284,071	125,604	6,805	—
Distributions reinvested	67,887	71,471	3,357	3,894
Cost of shares redeemed	(323,722)	(525,157)	(20,737)	(22,784)

Change in net assets resulting from capital transactions	28,236	(328,082)	(10,575)	(18,890)

NET ASSETS:
Change in net assets	183,426	(342,514)	(3,171)	(18,873)
Beginning of period	1,876,288	2,218,802	143,173	162,046

End of period	$2,059,714	$1,876,288	$140,002	$143,173

SHARE TRANSACTIONS:
Issued	27,289	12,593	688	—
Reinvested	6,512	7,202	338	406
Redeemed	(31,187)	(52,973)	(2,110)	(2,386)

Change in Shares	2,614	(33,178)	(1,084)	(1,980)

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 29, 2020	$9.97	$0.34	$0.87	$1.21	$(0.34)	$(0.04)	$(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)
Year Ended February 28, 2018	10.33	0.35	(0.18)	0.17	(0.35)	(0.12)	(0.47)
Year Ended February 28, 2017	10.58	0.33	(0.14)	0.19	(0.34)	(0.10)	(0.44)
Year Ended February 29, 2016	10.69	0.32	(0.07)	0.25	(0.33)	(0.03)	(0.36)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.80	12.32%	$2,059,714	0.14%	3.25%	0.41%	32%
9.97	3.16	1,876,288	0.15	3.42	0.42	17
10.03	1.59	2,218,802	0.15	3.36	0.43	18
10.33	1.78	3,159,232	0.15	3.15	0.42	16
10.58	2.35	4,210,606	0.14	3.03	0.42	22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Year Ended February 29, 2020	$9.65	$0.31	$0.53	$0.84	$(0.31)	$—	$(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02	0.33	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.87	0.30	(0.20)	0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(0.01)	0.25	(0.27)	(0.01)	(0.28)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.18	8.79%	$140,002	0.15%	3.08%	0.54%	23%
9.65	3.47	143,173	0.15	3.18	0.53	32
9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at February 29, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$183,825	$72,411	$256,236
Collateralized Mortgage Obligations	—	259,132	20,213	279,345
Commercial Mortgage-Backed Securities	—	74,631	4,846	79,477
Corporate Bonds	—	458,365	—	458,365
Foreign Government Securities	—	9,440	—	9,440
Mortgage-Backed Securities	—	356,652	—	356,652
Municipal Bonds	—	13,295	—	13,295
U.S. Government Agency Securities	—	17,068	—	17,068
U.S. Treasury Obligations	—	537,446	—	537,446
Short-Term Investments
Investment Companies	58,446	—	—	58,446
Investment of cash collateral from securities loaned	619	—	—	619

Total Short-Term Investments	59,065	—	—	59,065

Total Investments in Securities	$59,065	$1,909,854	$97,470	$2,066,389

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$11,346	$1,996		$13,342
Collateralized Mortgage Obligations	—	22,552	60		22,612
Commercial Mortgage-Backed Securities	—	7,831	—	(a)	7,831
Corporate Bonds	—	38,154	—		38,154
Foreign Government Securities	—	254	—		254
Mortgage-Backed Securities	—	16,043	—		16,043
U.S. Government Agency Securities	—	376	—		376
U.S. Treasury Obligations	—	39,458	—		39,458
Short-Term Investments
Investment Companies	2,364	—	—		2,364

Total Investments in Securities	$2,364	$136,014	$2,056		$140,434

(a)	Amount rounds to less than one thousand.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities:
Asset-Backed Securities	$68,402	$3		$1,369		$(105)	$39,049		$(37,669)	$1,362	$—	$72,411
Collateralized Mortgage Obligations	7,549	—	(a)	836		(783)	22,148		(9,537)	—	—	20,213
Commercial Mortgage-Backed Securities	1,973	—		384		(154)	2,757		(114)	—	—	4,846
Corporate Bonds — Capital Markets	53	—		—	(a)	— (a)	—		(53)	—	—	—

Total	$77,977	$3		$2,589		$(1,042)	$63,954		$(47,373)	$1,362	$—	$97,470

Intermediate Bond Trust	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities:
Asset-Backed Securities	$3,073	$—	(a)	$12		$— (a)	$100		$(1,189)	$—	$—	$1,996
Collateralized Mortgage Obligations	107	—		7		— (a)	2		(56)	—	—	60
Commercial Mortgage-Backed Securities	1	—		—	(a)	(1)	—	(a)	— (a)	—	—	—	(a)
Corporate Bonds — Capital Markets	4	—	(a)	—	(a)	— (a)	—	(a)	(4)	—	—	—

Total	$3,185	$—	(a)	$19		$(1)	$102		$(1,249)	$—	$—	$2,056

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2020, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$2,841
Intermediate Bond Trust	18

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

There were no significant transfers into or out of level 3 for the year ended February 29, 2020 for Core Bond Trust.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$61,852	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (9.28%)
			Constant Default Rate	0.00% - 20.00% (0.04%)
			Yield (Discount Rate of Cash Flows)	1.89% - 6.92% (2.79%)

Asset-Backed Securities	61,852

	7,017	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (34.18%)
			Constant Default Rate	0.00% - 4.92% (1.64%)
			Yield (Discount Rate of Cash Flows)	0.37% - 58.91% (8.18%)

Collateralized Mortgage Obligations	7,017

	4,839	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.60%)
			Yield (Discount Rate of Cash Flows)	-3.92% - 6.64% (2.66%)

Commercial Mortgage-Backed Securities	4,839

Total	$73,709

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At February 29, 2020, the value of these securities was approximately $23,761,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,123		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 22.50% (2.16%)
				Constant Default Rate	0.00% - 20.00% (0.12%)
				Yield (Discount Rate of Cash Flows)	2.55% - 6.92% (3.13%)

Asset-Backed Securities	1,123

	54		Discounted Cash Flow	Constant Prepayment Rate	1.05% - 16.00% (6.49%)
				Constant Default Rate	0.00% - 2.16% (1.89%)
				Yield (Discount Rate of Cash Flows)	1.72% - 4.96% (3.56%)

Collateralized Mortgage Obligations	54

	—	(b)	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	2.48% (2.48%)

Commercial Mortgage-Backed Securities	—	(b)

Total	$1,177

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At February 29, 2020, the value of these securities was approximately $879,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of February 29, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

The Funds had TBA purchase commitments, when-issued securities, forward commitments or delayed delivery securities outstanding as of February 29, 2020, which are shown as Payable for Investment securities purchased — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2020 are detailed in the SOIs.

D. Securities Lending —The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 29, 2020 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Bond Trust	$608	$(608)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the year ended February 29, 2020, JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Core Bond Trust	$—	(a)
Intermediate Bond Trust	—	(a)

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Intermediate Bond Trust did not have any securities out on loan at February 29, 2020.

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the tables below are in thousands.

Core Bond Trust

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$38,750	$583,811	$564,120	$(3)	$8	$58,446	58,417	$1,632		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	—	4,817	4,198	—	—	619	619	3	*	—

Total	$38,750	$588,628	$568,318	$(3)	$8	$59,065		$1,635		$—

Intermediate Bond Trust

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$3,081	$34,125	$34,843	$—	(c)	$1	$2,364	2,363	$54		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	429	429	—		—	—	—	—	*(c)	—

Total	$3,081	$34,554	$35,272	$—	(c)	$1	$2,364		$54		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2020.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

G. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Trust	$797	$(787)	$(10)
Intermediate Bond Trust	95	(94)	(1)

The reclassifications for the Funds relate primarily to callable bonds.

J. Recent Accounting Pronouncement — In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of March 1, 2019, the amortized cost basis of investments and unrealized appreciation (depreciation) of investments of the Funds were increased (decreased) by the amounts presented in the following table (amounts in thousands). The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

	Amortized Cost Basis of Investments	Unrealized Appreciation (Depreciation) of Investments
Core Bond Trust	$(797)	$797
Intermediate Bond Trust	(95)	95

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.28%
Intermediate Bond Trust	0.28

Prior to July 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.30% on each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 29, 2020, and are in place until at least until June 30, 2020.

For the year ended February 29, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$3,139	$1,990	$5,129	$—
Intermediate Bond Trust	388	139	527	7

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 29, 2020 were as follows (amounts in thousands):

Core Bond Trust	$152
Intermediate Bond Trust	5

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2020, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

4. Investment Transactions

During the year ended February 29, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$430,367	$442,131	$178,588	$171,152
Intermediate Bond Trust	16,987	32,144	14,425	11,343

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 29, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$1,914,815	$155,151	$3,577	$151,574
Intermediate Bond Trust	133,289	7,190	45	7,145

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to callable bonds.

The tax character of distributions paid during the year ended February 29, 2020 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$64,686	$7,630	$72,316
Intermediate Bond Trust	4,272	—	4,272

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$71,297	$4,869	$76,166
Intermediate Bond Trust	4,810	—	4,810

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 29, 2020, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$1,775	$9,286	$150,779
Intermediate Bond Trust	25	(760)	7,050

The cumulative timing differences primarily consist of callable bonds.

As of February 29, 2020, the following Fund had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Intermediate Bond Trust	$760	$—

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Core Bond Trust	$638	$—
Intermediate Bond Trust	320	37

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the year ended February 29, 2020.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 29, 2020.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 13, 2019, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 29, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2020, Intermediate Bond Trust had four individual shareholder and/or non-affiliated omnibus accounts, which represented 66.1% of the Fund’s outstanding shares. Significant shareholder transactions by these accounts may impact the Fund’s performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Funds’ portfolios. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Funds and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust (constituting JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 29, 2020 and held by the custodian and confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 28, 2020

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

TRUSTEES

(Unaudited)

The following table includes additional information on the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chairman since 2020; Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trust since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of Trust since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	127	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	127	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (serving in various roles 1981-2006).	127	Director, Sun Life Financial (SLF) (financial services and insurance) (2007-2013).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Vice Chair, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

TRUSTEES

(Unaudited) (continued)

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Keri E. Riemer (1976), Assistant Secretary (2019)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2019; Counsel, Seward & Kissel LLP (law firm) (2016-2019); Associate, Seward & Kissel LLP (2011-2016).

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management, Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2019, and continued to hold your shares at the end of the reporting period, February 29, 2020.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$1,033.80	$0.71	0.14%
Hypothetical	1,000.00	1,024.17	0.70	0.14

JPMorgan Intermediate Bond Trust
Actual	1,000.00	1,028.10	0.76	0.15
Hypothetical	1,000.00	1,024.12	0.75	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interest in the Funds. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). On February 11, 2020, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for this limit; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

FEBRUARY 29, 2020	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2020. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2020. The information necessary to complete your income tax returns for the calendar year ending December 31, 2020 will be provided under separate cover.

Long-Term Capital Gain

The Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2020 (amounts in thousands):

Long-Term Capital Gain Distribution
JPMorgan Core Bond Trust	$7,630

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2020:

Income from U.S. Treasury Obligations
JPMorgan Core Bond Trust	17.5%
JPMorgan Intermediate Bond Trust	17.1

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2020

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. February 2020.	AN-INSTT-220

ITEM  2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Dennis P. Harrington. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2020 – $116,544

2019 – $114,616

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2020 – $14,290

2019 – $14,290

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2020 – $18,798

2019 – $18,795

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2020 and 2019, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2020 – Not applicable

2019 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2020 – 0.0%

2019 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2019 – $24.7million

2018 – $32.2 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM  6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM  10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM  11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM  12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM  13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2020

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 6, 2020